UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB All Market Income Portfolio

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES – 49.3%
Funds and Investment Trusts – 49.3%
AB High Income Fund(a)	817,872	$7,418,097
iShares International Developed Real Estate ETF	22,480	716,213
iShares MSCI All Country Asia ex Japan ETF	6,660	425,108
Vanguard REIT ETF	7,860	655,288

Total Investment Companies (cost $9,023,128)		9,214,706

COMMON STOCKS – 29.4%
Consumer Discretionary – 3.3%
Auto Components – 0.3%
Cie Generale des Etablissements Michelin - Class B	430	41,283
Nokian Renkaat Oyj	730	21,583

		62,866

Automobiles – 1.2%
Ford Motor Co.	6,850	111,929
Great Wall Motor Co., Ltd. - Class H	5,500	35,040
Tofas Turk Otomobil Fabrikasi AS	3,430	22,461
Volkswagen AG (Preference Shares)	170	42,909

		212,339

Media – 0.8%
Liberty Global PLC - Series C(b)	1,710	89,211
Regal Entertainment Group - Class A	2,690	63,591

		152,802

Specialty Retail – 0.7%
GameStop Corp. - Class A	1,870	69,134
Staples, Inc.	3,130	52,474

		121,608

Textiles, Apparel & Luxury Goods – 0.3%
Pacific Textiles Holdings Ltd.	20,000	29,913
Yue Yuen Industrial Holdings Ltd.	7,500	29,119

		59,032

		608,647

Consumer Staples – 2.0%
Food & Staples Retailing – 0.4%
Delhaize Group SA	250	22,447
Koninklijke Ahold NV	3,150	59,032

		81,479

Food Products – 0.5%
Kraft Foods Group, Inc.	920	58,935
Salmar ASA	1,710	27,964

		86,899

Household Products – 0.3%
Clorox Co. (The)	450	48,888

Tobacco – 0.8%
Imperial Tobacco Group PLC	1,260	62,008

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	1,160	$96,233

		158,241

		375,507

Energy – 2.2%
Oil, Gas & Consumable Fuels – 2.2%
ENI SpA	3,020	56,291
JX Holdings, Inc.	14,700	59,566
Murphy Oil Corp.	600	30,534
Occidental Petroleum Corp.	580	45,170
Royal Dutch Shell PLC - Class B	2,630	89,141
Total SA	1,550	83,273
Valero Energy Corp.	750	46,268

		410,243

Financials – 9.1%
Banks – 2.8%
Bank of China Ltd. - Class H	101,000	58,217
Bank of Montreal	470	29,123
Bank of Queensland Ltd.	7,720	84,036
HSBC Holdings PLC	5,720	50,989
Komercni banka AS	80	17,240
Mitsubishi UFJ Financial Group, Inc.	11,000	71,642
National Australia Bank Ltd.	3,840	113,615
Societe Generale SA	890	41,008
Sumitomo Mitsui Financial Group, Inc.	1,500	59,765

		525,635

Capital Markets – 0.3%
Ares Capital Corp.	3,680	63,664

Diversified Financial Services – 1.0%
Challenger Ltd./Australia	10,300	56,414
Friends Life Group Ltd.	19,310	122,361

		178,775

Insurance – 2.5%
Direct Line Insurance Group PLC	12,220	61,617
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	820	170,200
Suncorp Group Ltd.	9,730	106,227
Zurich Insurance Group AG	410	131,122

		469,166

Real Estate Investment Trusts (REITs) – 2.0%
Ashford Hospitality Trust, Inc.	2,660	28,329
Blackstone Mortgage Trust, Inc. - Class A	960	27,754
Cominar Real Estate Investment Trust	1,920	30,287
Granite Real Estate Investment Trust	780	28,057
Hersha Hospitality Trust	2,830	18,989
Mapletree Industrial Trust	24,000	27,195
Mapletree Logistics Trust	30,000	27,076
Medical Properties Trust, Inc.	1,890	28,615
Mexico Real Estate Management SA de CV(b)	16,850	29,055
SA Corporate Real Estate Fund Nominees Pty Ltd.	63,730	27,859
Stockland	16,050	58,747

Company	Shares	U.S. $ Value
Vastned Retail NV	900	$46,882

		378,845

Real Estate Management & Development – 0.5%
Huaku Development Co., Ltd.	14,000	26,470
KWG Property Holding Ltd.	56,500	36,842
Nexity SA	600	24,686

		87,998

		1,704,083

Health Care – 1.8%
Pharmaceuticals – 1.8%
GlaxoSmithKline PLC	6,000	142,268
Pfizer, Inc.	4,910	168,511
Roche Holding AG	90	24,524

		335,303

Industrials – 1.2%
Air Freight & Logistics – 0.3%
Royal Mail PLC	8,690	56,335

Airlines – 0.2%
Air New Zealand Ltd.	20,860	44,905

Building Products – 0.2%
Asahi Glass Co., Ltd.	6,000	37,879

Commercial Services & Supplies – 0.1%
Cleanaway Co., Ltd.	3,000	15,156

Trading Companies & Distributors – 0.4%
Mitsubishi Corp.	1,900	37,969
Rexel SA	2,090	40,783

		78,752

		233,027

Information Technology – 2.2%
Communications Equipment – 0.4%
Harris Corp.	990	76,903

Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp.	1,370	45,553

Software – 0.4%
Microsoft Corp.	1,790	78,492

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	460	59,092
Asustek Computer, Inc.	5,000	51,887
Casetek Holdings Ltd.	2,000	10,947
Hewlett-Packard Co.	2,070	72,119
Inventec Corp.	20,000	15,291

		209,336

		410,284

Materials – 1.1%
Chemicals – 0.7%
Arkema SA	590	44,093

Company	Shares	U.S. $ Value
LyondellBasell Industries NV - Class A	930	$79,896

		123,989

Metals & Mining – 0.4%
MMC Norilsk Nickel OJSC (ADR)	1,790	32,363
Rio Tinto PLC	890	43,801

		76,164

		200,153

Telecommunication Services – 4.2%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	1,180	40,781
Bezeq The Israeli Telecommunication Corp., Ltd.	30,500	48,744
Frontier Communications Corp.	7,000	55,860
Nippon Telegraph & Telephone Corp.	1,500	93,492
Orange SA	6,340	115,631
TDC A/S	7,130	56,331
Telefonica Brasil SA (Preference Shares)	1,500	27,958
Telenor ASA	2,790	55,916
Vivendi SA	3,340	81,314

		576,027

Wireless Telecommunication Services – 1.1%
China Mobile Ltd.	3,500	47,631
M1 Ltd.	10,000	29,029
Vodafone Group PLC	35,390	122,496

		199,156

		775,183

Utilities – 2.3%
Electric Utilities – 1.3%
EDP - Energias de Portugal SA	13,800	54,397
Electricite de France SA	4,910	135,494
SSE PLC	2,130	51,659

		241,550

Gas Utilities – 0.1%
Aygaz AS	2,970	11,598

Independent Power Producers & Energy Traders – 0.1%
Huadian Power International Corp. Ltd. - Class H	34,000	28,638

Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	2,240	46,570
National Grid PLC	7,870	107,651

		154,221

		436,007

Total Common Stocks (cost $5,257,845)		5,488,437

PREFERRED STOCKS – 2.5%
Equity: Other – 0.2%
Diversified/Specialty – 0.2%
EPR Properties 6.625%	550	14,382

Company	Shares	U.S. $ Value
Summit Hotel Properties, Inc. 7.875%	600	$16,026

		30,408

Financials – 1.1%
Real Estate Investment Trusts (REITs) – 1.1%
Apartment Investment & Management Co. 6.875%	500	13,565
Brandywine Realty Trust Series E 6.90%	600	15,996
Chesapeake Lodging Trust 7.75%	350	9,286
Digital Realty Trust, Inc. 7.375%	600	16,698
Gramercy Property Trust, Inc. 7.125%	600	15,900
Hersha Hospitality Trust Series C 6.875%	550	14,250
Inland Real Estate Corp. 6.95%	600	15,318
Kimco Realty Corp. Series K 5.625%	200	4,974
Pebblebrook Hotel Trust 6.50%	350	9,016
Pennsylvania Real Estate Investment Trust 7.375%	550	14,498
PS Business Parks, Inc. 6.00%	200	5,148
Public Storage 5.375%	400	9,784
STAG Industrial, Inc. 6.625%	550	14,091
Sun Communities, Inc. 7.125%	600	15,930
Urstadt Biddle Properties, Inc. 7.125%	600	16,269
Vornado Realty Trust 5.40%	200	4,894

		195,617

Industrials – 0.1%
Industrial Warehouse Distribution – 0.1%
Monmouth Real Estate Investment Corp. 7.875%	400	10,530
Terreno Realty Corp. 7.75%	600	16,206

		26,736

Mortgage – 0.1%
Mortgage – 0.1%
NorthStar Realty Finance Corp. 8.50%	650	16,828

Company	Shares	U.S. $ Value
Office – 0.2%
Office – 0.2%
Alexandria Real Estate Equities, Inc. 6.45%	350	$9,229
CoreSite Realty Corp. 7.25%	500	13,235
Corporate Office Properties Trust 7.375%	150	4,034
Kilroy Realty Corp. Series H 6.375%	350	8,908
SL Green Realty Corp. 6.50%	350	9,230

		44,636

Residential – 0.1%
Multi-Family – 0.1%
Equity LifeStyle Properties, Inc. 6.75%	350	9,237

Retail – 0.7%
Shopping Center/Other Retail – 0.7%
CBL & Associates Properties, Inc. 6.625%	650	17,160
Cedar Realty Trust, Inc. Series B 7.25%	600	15,804
DDR Corp. Series K 6.25%	350	9,062
Excel Trust, Inc. 8.125%	600	15,983
National Retail Properties, Inc. Series D 6.625%	350	9,271
Realty Income Corp. 6.625%	600	16,050
Regency Centers Corp. 6.00%	200	5,090
Retail Properties of America, Inc. 7.00%	600	15,951
Saul Centers, Inc. 6.875%	250	6,545
Taubman Centers, Inc. 6.50%	350	9,055
WP GLIMCHER, Inc. 7.50%	600	15,606

		135,577

Total Preferred Stocks (cost $446,865)		459,039

SHORT-TERM INVESTMENTS – 17.2%

Investment Companies – 17.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(a) (c) (cost $3,218,759)	3,218,759	3,218,759

Company	Shares	U.S. $ Value
Total Investments – 98.4% (cost $17,946,597)(d)		$18,380,941
Other assets less liabilities – 1.6%		295,528

Net Assets – 100.0%		$18,676,469

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	1	March 2015	$275,120	$318,496	$43,376
Euro STOXX 50 Index Futures	2	March 2015	74,890	80,348	5,458
FTSE 100 Index Futures	3	March 2015	312,109	320,503	8,394
TOPIX Index Futures	3	March 2015	357,281	382,571	25,290
Sold Contracts
S&P 500 E Mini Index Futures	5	March 2015	503,204	525,700	(22,496)

					$60,022

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CAD	243	USD	193	3/18/15	$(1,035)
Deutsche Bank AG	EUR	282	USD	321	3/18/15	5,315
Deutsche Bank AG	USD	232	CHF	203	3/18/15	(18,623)
Goldman Sachs International	EUR	248	USD	283	6/18/15	4,989
State Street Bank & Trust Co.	AUD	141	USD	115	3/18/15	4,686
State Street Bank & Trust Co.	AUD	250	USD	193	3/18/15	(2,005)
State Street Bank & Trust Co.	CAD	141	USD	119	3/18/15	6,341
State Street Bank & Trust Co.	CAD	130	USD	103	3/18/15	(1,424)
State Street Bank & Trust Co.	CHF	706	USD	722	3/18/15	(19,352)
State Street Bank & Trust Co.	EUR	587	USD	702	3/18/15	45,018
State Street Bank & Trust Co.	GBP	95	USD	149	3/18/15	2,133
State Street Bank & Trust Co.	GBP	17	USD	25	3/18/15	(679)
State Street Bank & Trust Co.	JPY	52,935	USD	446	3/18/15	3,253
State Street Bank & Trust Co.	NOK	304	USD	40	3/18/15	(80)
State Street Bank & Trust Co.	NZD	44	USD	34	3/18/15	990
State Street Bank & Trust Co.	NZD	69	USD	51	3/18/15	(1,476)
State Street Bank & Trust Co.	SEK	3,730	USD	480	3/18/15	32,682

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	411	AUD	505	3/18/15	$(16,451)
State Street Bank & Trust Co.	USD	450	CAD	524	3/18/15	(31,148)
State Street Bank & Trust Co.	USD	60	CHF	61	3/18/15	3,992
State Street Bank & Trust Co.	USD	246	CHF	222	3/18/15	(12,852)
State Street Bank & Trust Co.	USD	172	EUR	148	3/18/15	(6,310)
State Street Bank & Trust Co.	USD	98	GBP	65	3/18/15	2,172
State Street Bank & Trust Co.	USD	254	GBP	162	3/18/15	(3,637)
State Street Bank & Trust Co.	USD	294	JPY	34,340	3/18/15	(6,508)
State Street Bank & Trust Co.	USD	495	NZD	643	3/18/15	(9,692)
State Street Bank & Trust Co.	EUR	116	USD	132	6/18/15	1,762
State Street Bank & Trust Co.	NOK	461	USD	61	6/18/15	854
State Street Bank & Trust Co.	SEK	601	USD	73	6/18/15	721
State Street Bank & Trust Co.	USD	57	EUR	50	6/18/15	(887)
State Street Bank & Trust Co.	USD	249	GBP	164	6/18/15	3,693
UBS AG	CAD	186	USD	160	3/18/15	10,985
UBS AG	GBP	159	USD	241	3/18/15	(4,070)
UBS AG	USD	155	CAD	186	3/18/15	(6,433)
UBS AG	USD	450	EUR	395	3/18/15	(8,045)

						$(21,121)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	CAD	330	12/18/24	3 Month CDOR	2.350%	$15,203
Morgan Stanley & Co., LLC/(CME)	GBP	200	12/18/24	6 Month LIBOR	1.951%	2,871
Morgan Stanley & Co., LLC/(CME)		630	12/19/24	6 Month LIBOR	1.971%	10,862
Morgan Stanley & Co., LLC/(CME)	AUD	250	12/19/24	6 Month BBSW	3.290%	7,997
Morgan Stanley & Co., LLC/(CME)	JPY	172,650	12/22/24	0.519%	6 Month LIBOR	(3,231)
Morgan Stanley & Co., LLC/(CME)		$880	12/22/24	3 Month LIBOR	2.342%	22,561
Morgan Stanley & Co., LLC/(CME)		430	12/22/24	3 Month LIBOR	2.336%	10,785
Morgan Stanley & Co., LLC/(CME)	EUR	410	12/23/24	0.876%	6 Month EURIBOR	(9,715)
Morgan Stanley & Co., LLC/(CME)	JPY	10,630	1/14/25	0.478%	6 Month LIBOR	222
Morgan Stanley & Co., LLC/(CME)	GBP	190	1/26/25	6 Month LIBOR	1.586%	(7,781)
Morgan Stanley & Co., LLC/(CME)	AUD	150	1/27/25	6 Month BBSW	2.910%	812
Morgan Stanley & Co., LLC/(CME)		720	1/28/25	3 Month LIBOR	1.984%	(7,061)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	GBP	300	2/04/25	6 Month LIBOR	1.616%	$(11,163)
Morgan Stanley & Co., LLC/(CME)	CAD	190	2/04/25	3 Month CDOR	1.743%	(108)
Morgan Stanley & Co., LLC/(CME)	AUD	170	2/05/25	6 Month BBSW	2.748%	(840)
Morgan Stanley & Co., LLC/(CME)	JPY	10,450	2/06/25	0.548%	6 Month LIBOR	(333)
Morgan Stanley & Co., LLC/(CME)	EUR	670	2/06/25	0.723%	6 Month EURIBOR	(3,395)
Morgan Stanley & Co., LLC/(CME)		$610	2/11/25	3 Month LIBOR	2.083%	(979)

						$26,707

VARIANCE SWAPS

					Upfront
	Volatility	Notional			Premiums	Unrealized
	Strike	Amount		Market	(Paid)	Appreciation/
Swap Counterparty & Referenced Obligation	Price	(000)		Value	Received	(Depreciation)
Buy Contracts
Goldman Sachs International:
S&P 500 Index, 5/15/15*	17.25%	$2		$(1,308)	$—	$(1,308)
Sale Contracts
Goldman Sachs International:
S&P 500 Index, 3/20/15*	15.20	1		709	—	709
S&P 500 Index, 3/20/15*	17.85	0	**	726	—	726
S&P 500 Index, 3/20/15*	18.15	0	**	944	—	944
S&P 500 Index, 3/20/15*	16.10	0	**	702	—	702
S&P 500 Index, 3/31/15*	14.70	1		405	—	405

				$2,178	$—	$2,178

*	Termination date
**	Notional amount less than $500.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $509,541 and gross unrealized depreciation of investments was $(75,197), resulting in net unrealized appreciation of $434,344.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

BBSW – Bank Bill Swap Reference Rate (Australia)

CDOR – Canadian Dealer Offered Rate

DAX – Deutscher Aktien Index (German Stock Index)

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

TOPIX – Tokyo Price Index

AB Cap Fund, Inc. - AB All Market Income Portfolio

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$9,214,706	$—	$—	$9,214,706
Common Stock:
Consumer Discretionary	416,252	192,395	—	608,647
Consumer Staples	204,056	171,451	—	375,507
Energy	121,972	288,271	—	410,243
Financials	338,808	1,365,275	—	1,704,083
Health Care	168,511	166,792	—	335,303
Industrials	—	233,027	—	233,027
Information Technology	332,159	78,125	—	410,284
Materials	112,259	87,894	—	200,153
Telecommunication Services	124,599	650,584	—	775,183
Utilities	46,570	389,437	—	436,007
Preferred Stocks	459,039	—	—	459,039
Short-Term Investments	3,218,759	—	—	3,218,759

Total Investments in Securities	14,757,690	3,623,251	—	18,380,941
Other Financial Instruments* :
Assets:
Futures	—	82,518	—	82,518
Forward Currency Exchange Contracts	—	129,586	—	129,586
Centrally Cleared Interest Rate Swaps	—	71,313	—	71,313
Variance Swaps	—	3,486	—	3,486
Liabilities:
Futures	(22,496)	—	—	(22,496)
Forward Currency Exchange Contracts	—	(150,707)	—	(150,707)
Centrally Cleared Interest Rate Swaps	—	(44,606)	—	(44,606)
Variance Swaps	—	(1,308)	—	(1,308)

Total^	$14,735,194	$3,713,533	$—	$18,448,727

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

Consolidated Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 71.7%
Consumer Discretionary – 19.0%
Auto Components – 1.6%
Goodyear Tire & Rubber Co. (The)	5,809	$155,275
Johnson Controls, Inc.	5,885	299,017
Valeo SA	316	47,461

		501,753

Automobiles – 0.4%
Harley-Davidson, Inc.	612	38,905
Peugeot SA(a)	6,052	101,101

		140,006

Hotels, Restaurants & Leisure – 5.2%
Brinker International, Inc.	2,338	139,017
Carnival Corp.(b)	10,561	464,579
Chipotle Mexican Grill, Inc. - Class A(a)	33	21,944
Cracker Barrel Old Country Store, Inc.	537	81,103
Marriott International, Inc./MD - Class A	3,936	327,082
McDonald’s Corp.	867	85,746
Starbucks Corp.	3,157	295,132
Wyndham Worldwide Corp.	2,165	198,054
Wynn Resorts Ltd.	285	40,613

		1,653,270

Household Durables – 2.9%
Jarden Corp.(a)	4,056	215,252
Lennar Corp. - Class A	651	32,686
NVR, Inc.(a)	180	239,760
PulteGroup, Inc.	6,589	148,648
Ryland Group, Inc. (The)	5,644	256,802
Tempur Sealy International, Inc.(a)	439	25,247

		918,395

Internet & Catalog Retail – 0.9%
Liberty Interactive Corp. - Class A(a)	9,127	269,520

Leisure Products – 0.5%
Brunswick Corp./DE	1,895	102,785
Polaris Industries, Inc.	427	65,472

		168,257

Media – 5.3%
CBS Corp. - Class B	1,469	86,818
Charter Communications, Inc. - Class A(a) (b)	1,160	209,496
Comcast Corp. - Class A	4,824	286,449
DISH Network Corp. - Class A(a)	4,904	367,996
Sirius XM Holdings, Inc.(a) (b)	20,783	80,846
Time Warner Cable, Inc. - Class A	752	115,846
Time Warner, Inc.	4,371	357,810
Twenty-First Century Fox, Inc. - Class A	2,873	100,555
Walt Disney Co. (The)	514	53,497

		1,659,313

Company	Shares	U.S. $ Value
Multiline Retail – 1.7%
Dollar General Corp.(a)	1,632	$118,516
Dollar Tree, Inc.(a)	3,079	245,335
Macy’s, Inc.	2,905	185,106

		548,957

Specialty Retail – 0.3%
TJX Cos., Inc. (The)	1,185	81,338

Textiles, Apparel & Luxury Goods – 0.2%
Skechers U.S.A., Inc.(a)	871	59,350

		6,000,159

Industrials – 12.5%
Aerospace & Defense – 2.6%
Airbus Group NV	3,352	206,760
General Dynamics Corp.	870	120,739
Precision Castparts Corp.(b)	568	122,858
Raytheon Co.	2,553	277,690
Triumph Group, Inc.	1,697	101,464

		829,511

Air Freight & Logistics – 0.3%
FedEx Corp.	602	106,542

Airlines – 1.8%
Delta Air Lines, Inc.	3,850	171,402
International Consolidated Airlines Group SA(a)	14,753	131,562
United Continental Holdings, Inc.(a)	3,428	223,437
Wizz Air Holdings PLC(a) (c) (d)	2,998	60,633

		587,034

Building Products – 0.1%
USG Corp.(a)	802	22,608

Construction & Engineering – 0.2%
AECOM(a)	2,150	64,629

Electrical Equipment – 1.7%
Acuity Brands, Inc.(b)	783	124,090
Eaton Corp. PLC	4,091	290,502
SolarCity Corp.(a)	2,309	118,590

		533,182

Industrial Conglomerates – 0.6%
Danaher Corp.	2,164	188,874

Machinery – 0.7%
Parker-Hannifin Corp.	376	46,132
SKF AB - Class B	1,883	47,392
Stanley Black & Decker, Inc.	1,251	123,023

		216,547

Road & Rail – 3.5%
Avis Budget Group, Inc.(a)	2,198	133,243
CSX Corp.	2,543	87,250

Company	Shares	U.S. $ Value
Hertz Global Holdings, Inc.(a)	9,449	$217,988
JB Hunt Transport Services, Inc.	401	34,286
Old Dominion Freight Line, Inc.(a) (b)	1,687	131,788
Ryder System, Inc.	500	46,995
Saia, Inc.(a) (b)	1,831	84,281
Union Pacific Corp.(b)	3,015	362,584

		1,098,415

Trading Companies & Distributors – 0.7%
AerCap Holdings NV(a)	4,481	199,404
MRC Global, Inc.(a)	2,154	27,722

		227,126

Transportation Infrastructure – 0.3%
Wesco Aircraft Holdings, Inc.(a)	5,788	86,878

		3,961,346

Information Technology – 11.5%
Communications Equipment – 0.1%
Palo Alto Networks, Inc.(a)	183	26,026

Electronic Equipment, Instruments & Components – 2.1%
Corning, Inc.	13,411	327,229
TE Connectivity Ltd.	4,670	336,847

		664,076

Internet Software & Services – 2.6%
Akamai Technologies, Inc.(a)	389	27,039
Facebook, Inc. - Class A(a)	1,729	136,539
Google, Inc. - Class A(a) (b)	393	221,113
LinkedIn Corp. - Class A(a)	247	65,999
Tencent Holdings Ltd.	9,641	168,214
Yahoo!, Inc.(a)	4,291	190,006

		808,910

IT Services – 1.0%
Visa, Inc. - Class A	413	112,051
Western Union Co. (The) - Class W	11,172	218,078

		330,129

Semiconductors & Semiconductor Equipment – 1.5%
Avago Technologies Ltd.	2,990	381,584
NXP Semiconductors NV(a)	997	84,640

		466,224

Software – 1.3%
CommVault Systems, Inc.(a)	920	44,408
salesforce.com, Inc.(a)	1,042	72,294
Symantec Corp.	11,025	277,389

		394,091

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	3,758	482,752

Company	Shares	U.S. $ Value
Lexmark International, Inc. - Class A	1,311	$55,927
NCR Corp.(a)	3,546	104,288
Western Digital Corp.	2,669	285,530

		928,497

		3,617,953

Financials – 7.8%
Banks – 2.9%
Bank of America Corp.(b)	20,425	322,919
Comerica, Inc.(b)	2,598	118,937
JPMorgan Chase & Co.(b)	1,273	78,009
KeyCorp(b)	5,867	81,727
Signature Bank/New York NY(a)	2,508	309,362

		910,954

Capital Markets – 1.3%
Affiliated Managers Group, Inc.(a) (b)	557	120,546
Ameriprise Financial, Inc.	2,100	280,623

		401,169

Diversified Financial Services – 1.6%
McGraw Hill Financial, Inc.	2,041	210,427
Moody’s Corp.	1,198	116,134
NASDAQ OMX Group, Inc. (The)	3,561	178,620

		505,181

Insurance – 2.0%
Aflac, Inc.	4,459	277,573
Amtrust Financial Services, Inc.	1,595	85,971
Assurant, Inc.	1,507	92,334
Willis Group Holdings PLC	3,763	179,570

		635,448

		2,452,752

Health Care – 6.8%
Biotechnology – 0.8%
Gilead Sciences, Inc.(a) (b)	2,487	257,479

Health Care Equipment & Supplies – 1.0%
Becton Dickinson and Co.(b)	1,696	248,837
Intuitive Surgical, Inc.(a)	145	72,500

		321,337

Health Care Providers & Services – 3.1%
Aetna, Inc.	3,194	317,963
Anthem, Inc.	2,159	316,185
HCA Holdings, Inc.(a)	711	50,865
UnitedHealth Group, Inc.	1,412	160,446
Universal Health Services, Inc. - Class B(b)	1,132	128,312

		973,771

Company	Shares	U.S. $ Value
Life Sciences Tools & Services – 0.2%
Illumina, Inc.(a)	280	$54,729

Pharmaceuticals – 1.7%
Actavis PLC(a)	298	86,825
Endo International PLC(a)	1,090	93,304
Merck & Co., Inc.(b)	1,700	99,518
Valeant Pharmaceuticals International, Inc.(a)	1,354	267,388

		547,035

		2,154,351

Consumer Staples – 5.7%
Beverages – 2.0%
Constellation Brands, Inc. - Class A(a)	5,550	636,696

Food & Staples Retailing – 2.0%
Costco Wholesale Corp.	1,775	260,854
Kroger Co. (The)	3,156	224,549
Wal-Mart Stores, Inc.	1,893	158,880

		644,283

Food Products – 1.1%
Archer-Daniels-Midland Co.	1,563	74,836
Hain Celestial Group, Inc. (The)(a)	2,002	125,185
JM Smucker Co. (The)	563	64,942
Kraft Foods Group, Inc.	1,297	83,086

		348,049

Household Products – 0.6%
Church & Dwight Co., Inc.	2,047	174,282

		1,803,310

Materials – 4.0%
Chemicals – 2.6%
Celanese Corp. - Series A	3,275	187,035
CF Industries Holdings, Inc.(b)	1,380	422,597
LyondellBasell Industries NV - Class A	561	48,196
Monsanto Co.	542	65,273
Sherwin-Williams Co. (The)(b)	350	99,820

		822,921

Containers & Packaging – 0.3%
Owens-Illinois, Inc.(a)	3,477	90,958

Metals & Mining – 0.2%
Impala Platinum Holdings Ltd.(a)	3,370	20,722
Newmont Mining Corp.	1,162	30,596

		51,318

Paper & Forest Products – 0.9%
Canfor Corp.(a)	3,740	85,864

Company	Shares	U.S. $ Value
Louisiana-Pacific Corp.(a)	11,771	$198,106

		283,970

		1,249,167

Energy – 3.0%
Energy Equipment & Services – 0.8%
National Oilwell Varco, Inc.	3,431	186,475
Schlumberger Ltd.	634	53,357

		239,832

Oil, Gas & Consumable Fuels – 2.2%
EOG Resources, Inc.	2,629	235,874
Marathon Petroleum Corp.	1,214	127,470
Occidental Petroleum Corp.	1,484	115,574
Suncor Energy, Inc. (New York)	7,221	217,352

		696,270

		936,102

Telecommunication Services – 1.4%
Diversified Telecommunication Services – 0.7%
Sunrise Communications Group AG(a) (d)	519	40,748
Verizon Communications, Inc.(b)	3,442	170,207

		210,955

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a) (b)	7,322	241,845

		452,800

Total Common Stocks (cost $20,379,900)		22,627,940

R.E. INVESTMENT TRUST UNITS – 1.9%
Financials – 1.9%
Real Estate Investment Trusts (REITs) – 1.9%
Colony Financial, Inc.(b)	5,327	134,294
Lamar Advertising Co.(b)	1,906	110,739
NorthStar Realty Finance Corp.	17,997	345,902

Total R.E. Investment Trust Units (cost $544,462)		590,935

WARRANTS – 1.0%
Financials – 1.0%
Banks – 0.2%
JPMorgan Chase & Co., expiring 10/28/18(a)	3,541	74,609

Capital Markets – 0.8%
Morgan Stanley BV, expiring 11/21/16(a)	13,894	244,428

Total Warrants (cost $289,009)		319,037

Company	Shares	U.S. $ Value
DEPOSITORY RECEIPTS – 0.9%
Consumer Staples – 0.8%
Beverages – 0.8%
Anheuser-Busch InBev NV (Sponsored ADR)	1,930	$244,454

Information Technology – 0.1%
Internet Software & Services – 0.1%
Baidu, Inc. (Sponsored ADR)(a)	238	48,492

Total Depository Receipts (cost $267,001)		292,946

	Contracts
OPTIONS EQUITY – 0.4%
Caterpillar, Inc. Expiration: Aug 2015, Exercise Price: $ 85.00 (a) (e)	5	3,380
Energy Select Sector SPDR Fund Expiration: Mar 2015, Exercise Price: $ 74.00 (a) (e)	156	6,396
Exxon Mobil Corp. Expiration: Apr 2015, Exercise Price: $ 95.00 (a) (e)	5	3,369
Five Below, Inc. Expiration: Aug 2015, Exercise Price: $ 40.00 (a) (e)	5	4,645
Gamestop Corp. Expiration: Jul 2015, Exercise Price: $ 40.00 (a) (e)	5	3,317
Grand Canyon Education, Inc. Expiration: Jun 2015, Exercise Price: $ 50.00 (a) (e)	6	3,314
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 5.00 (a) (e)	11	260
Keurig Green Mountain, Inc. Expiration: Apr 2015, Exercise Price: $ 125.00 (a) (e)	2	1,076
Las Vegas Sands Corp. Expiration: Jun 2015, Exercise Price: $ 62.50 (a) (e)	3	2,366
Las Vegas Sands Corp. Expiration: Jun 2015, Exercise Price: $ 52.50 (a) (e)	18	4,147
Melco Crown Entertainment Ltd. Expiration: Apr 2015, Exercise Price: $ 25.00 (a) (e)	8	1,525
Michael Kors Holdings Ltd. Expiration: Aug 2015, Exercise Price: $ 70.00 (a) (e)	6	4,166
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 500.00 (a) (e)	1	5,482

Company	Contracts	U.S. $ Value
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 450.00 (a) (e)	1	$2,970
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 40.00 (a) (e)	25	208
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 45.00 (a) (e)	10	317
Outerwall, Inc. Expiration: Jul 2015, Exercise Price: $ 70.00 (a) (e)	6	5,823
Outerwall, Inc. Expiration: Apr 2015, Exercise Price: $ 75.00 (a) (e)	4	4,551
Petroleo Brasileiro SA Expiration: Mar 2015, Exercise Price: $ 10.00 (a) (e)	27	9,842
Stratasys, Inc. Expiration: Sep 2015, Exercise Price: $ 60.00 (a) (e)	7	5,340
Stratasys, Inc. Expiration: Mar 2015, Exercise Price: $ 85.00 (a) (e)	4	9,766
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 220.00 (a) (e)	1	1,851
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 200.00 (a) (e)	5	2,941
Ulta Salon Cosmetics and Fragrances Expiration: Jun 2015, Exercise Price: $ 140.00 (a) (e)	2	2,014
Ulta Salon Cosmetics and Fragrances Expiration: Jun 2015, Exercise Price: $ 130.00 (a) (e)	2	1,187
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 155.00 (a) (e)	6	7,088
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 145.00 (a) (e)	4	4,534
Zillow, Inc. Expiration: Jun 2015, Exercise Price: $ 105.00 (a) (e)	6	5,123
Zillow, Inc. Expiration: Aug 2015, Exercise Price: $ 125.00 (a) (e)	5	11,266
zulily, Inc. Expiration: Apr 2015, Exercise Price: $ 22.00 (a) (e)	6	4,851

Total Options Equity (premiums paid $196,497)		123,115

Company	Shares	U.S. $ Value
MUTUAL FUNDS – 0.1%
Financials – 0.1%
Banks – 0.1%
iPATH S&P 500 VIX Short-Term Futures ETN(a) (cost $31,171)	1,067	$29,470

SHORT-TERM INVESTMENTS – 11.4%
Investment Companies – 11.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(f) (g) (cost $3,586,454)	3,586,454	3,586,454

Total Investments Before Securities Sold Short – 87.4% (cost $25,294,494)		27,569,897

SECURITIES SOLD SHORT – (23.6)%
COMMON STOCKS – (17.4)%
Consumer Discretionary – (4.5)%
Auto Components – (0.1)%
Continental AG	(76)	(18,138)

Automobiles – (1.2)%
Fiat Chrysler Automobiles NV(a)	(1,212)	(18,710)
Ford Motor Co.	(8,740)	(142,812)
General Motors Co.	(4,172)	(155,658)
Tesla Motors, Inc.(a)	(363)	(73,812)

		(390,992)

Distributors – (0.1)%
LKQ Corp.(a)	(1,301)	(31,972)

Diversified Consumer Services – (0.4)%
Apollo Education Group, Inc.(a)	(838)	(23,171)
DeVry Education Group, Inc.	(652)	(23,831)
Grand Canyon Education, Inc.(a)	(520)	(23,847)
LifeLock, Inc.(a)	(990)	(13,840)
Sotheby’s	(521)	(22,898)
Strayer Education, Inc.(a)	(304)	(18,504)

		(126,091)

Hotels, Restaurants & Leisure – (0.7)%
Dunkin’ Brands Group, Inc.	(510)	(23,899)
Genting Singapore PLC	(12,000)	(8,678)
Las Vegas Sands Corp.	(818)	(46,544)
Marriott International, Inc./MD	(249)	(20,692)
MGM Resorts International(a)	(1,971)	(42,830)
Norwegian Cruise Line Holdings Ltd.(a)	(544)	(26,830)
TUI AG	(1,301)	(23,547)
Wynn Resorts Ltd.	(262)	(37,335)

		(230,355)

Household Durables – (0.1)%
Brookfield Residential Properties, Inc.(a)	(773)	(18,706)

Company	Shares	U.S. $ Value
Garmin Ltd.	(492)	$(24,418)

		(43,124)

Internet & Catalog Retail – (0.7)%
Amazon.com, Inc.(a)	(344)	(130,775)
Expedia, Inc.	(237)	(21,745)
Netflix, Inc.(a)	(98)	(46,541)
zulily, Inc.(a)	(650)	(9,106)

		(208,167)

Media – (0.2)%
Comcast Corp. - Class A	(410)	(24,346)
DISH Network Corp. - Class A(a)	(322)	(24,163)

		(48,509)

Multiline Retail – (0.1)%
Macy’s, Inc.	(294)	(18,734)
Target Corp.	(338)	(25,968)

		(44,702)

Specialty Retail – (0.7)%
Best Buy Co., Inc.	(490)	(18,669)
CarMax, Inc.(a)	(443)	(29,730)
Five Below, Inc.(a)	(598)	(18,977)
GameStop Corp. - Class A	(713)	(26,360)
Guess?, Inc.	(940)	(17,023)
Home Depot, Inc. (The)	(190)	(21,802)
O’Reilly Automotive, Inc.(a)	(113)	(23,519)
Outerwall, Inc.	(463)	(29,873)
Restoration Hardware Holdings, Inc.(a)	(270)	(23,787)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	(195)	(27,448)

		(237,188)

Textiles, Apparel & Luxury Goods – (0.2)%
Coach, Inc.	(643)	(28,003)
Michael Kors Holdings Ltd.(a)	(330)	(22,245)

		(50,248)

		(1,429,486)

Industrials – (3.6)%
Aerospace & Defense – (0.7)%
Airbus Group NV	(358)	(22,082)
Boeing Co. (The)	(816)	(123,094)
General Dynamics Corp.	(79)	(10,964)
Honeywell International, Inc.	(258)	(26,517)
KLX, Inc.(a)	(153)	(6,111)
Spirit AeroSystems Holdings, Inc.(a)	(227)	(11,171)
United Technologies Corp.	(129)	(15,726)

		(215,665)

Airlines – (0.9)%
American Airlines Group, Inc.	(1,340)	(64,186)
Copa Holdings SA	(268)	(30,520)

Company	Shares	U.S. $ Value
Deutsche Lufthansa AG	(2,105)	$(30,820)
Hawaiian Holdings, Inc.(a)	(2,220)	(41,092)
Norwegian Air Shuttle ASA(a)	(589)	(17,862)
Spirit Airlines, Inc.(a)	(865)	(67,280)
Virgin America, Inc.(a)	(1,201)	(42,083)

		(293,843)

Commercial Services & Supplies – (0.1)%
ADT Corp. (The)	(722)	(28,317)

Electrical Equipment – (0.2)%
Eaton Corp. PLC	(212)	(15,054)
Rockwell Automation, Inc.	(205)	(23,993)
SolarCity Corp.(a)	(460)	(23,626)

		(62,673)

Industrial Conglomerates – (0.4)%
3M Co.	(130)	(21,924)
Danaher Corp.	(274)	(23,915)
General Electric Co.	(1,295)	(33,657)
Keppel Corp. Ltd.	(3,600)	(23,087)
Siemens AG	(240)	(26,828)

		(129,411)

Machinery – (1.0)%
Caterpillar, Inc.	(1,948)	(161,490)
Cummins, Inc.	(284)	(40,393)
Deere & Co.	(519)	(47,021)
PACCAR, Inc.	(535)	(34,267)
Trinity Industries, Inc.	(760)	(25,551)

		(308,722)

Trading Companies & Distributors – (0.3)%
Aircastle Ltd.	(723)	(16,679)
Fastenal Co.	(2,154)	(89,499)

		(106,178)

		(1,144,809)

Materials – (2.4)%
Chemicals – (0.3)%
Dow Chemical Co. (The)	(323)	(15,904)
EI du Pont de Nemours & Co.	(336)	(26,158)
FMC Corp.	(501)	(31,768)
Praxair, Inc.	(132)	(16,883)

		(90,713)

Metals & Mining – (1.9)%
Alcoa, Inc.	(1,078)	(15,944)
ArcelorMittal	(1,630)	(17,807)
First Quantum Minerals Ltd.	(17,115)	(217,001)
Freeport-McMoRan, Inc.	(6,984)	(151,064)
Goldcorp, Inc.	(4,555)	(100,119)
Grupo Mexico SAB de CV	(7,154)	(21,777)
Newmont Mining Corp.	(2,867)	(75,488)

Company	Shares	U.S. $ Value
ThyssenKrupp AG	(435)	$(11,567)

		(610,767)

Paper & Forest Products – (0.2)%
Domtar Corp.	(586)	(26,487)
West Fraser Timber Co., Ltd.	(464)	(25,262)

		(51,749)

		(753,229)

Energy – (2.4)%
Energy Equipment & Services – (0.5)%
Core Laboratories NV	(204)	(22,424)
Saipem SpA(a)	(950)	(9,759)
SBM Offshore NV(a)	(1,920)	(22,498)
Transocean Ltd.	(6,715)	(108,313)

		(162,994)

Oil, Gas & Consumable Fuels – (1.9)%
Anadarko Petroleum Corp.	(224)	(18,867)
California Resources Corp.(a)	(67)	(481)
Chevron Corp.	(440)	(46,939)
CONSOL Energy, Inc.	(1,090)	(35,098)
Continental Resources, Inc./OK(a)	(1,989)	(88,491)
Devon Energy Corp.	(266)	(16,383)
Eni SpA	(1,574)	(29,339)
Exxon Mobil Corp.	(343)	(30,369)
Occidental Petroleum Corp.	(168)	(13,084)
Polski Koncern Naftowy Orlen SA	(2,279)	(33,544)
Statoil ASA	(14,777)	(277,588)

		(590,183)

		(753,177)

Information Technology – (1.6)%
Communications Equipment – (0.1)%
ViaSat, Inc.(a)	(339)	(22,150)

Internet Software & Services – (0.3)%
Gogo, Inc.(a)	(767)	(13,791)
LinkedIn Corp.(a)	(111)	(29,659)
Zillow Group, Inc.(a)	(369)	(42,398)

		(85,848)

IT Services – (0.7)%
International Business Machines Corp.	(1,158)	(187,526)
Teradata Corp.(a)	(1,215)	(54,092)

		(241,618)

Semiconductors & Semiconductor Equipment – (0.2)%
Applied Materials, Inc.	(965)	(24,174)
Intel Corp.	(1,177)	(39,135)

		(63,309)

Company	Shares	U.S. $ Value
Software – (0.1)%
salesforce.com, Inc.(a)	(660)	$(45,791)

Technology Hardware, Storage & Peripherals – (0.2)%
EMC Corp./MA	(852)	(24,657)
Hewlett-Packard Co.	(899)	(31,321)
Stratasys Ltd.(a)	(20)	(1,241)
Stratasys, Inc.(a)	(120)	(7,447)

		(64,666)

		(523,382)

Consumer Staples – (1.5)%
Beverages – (0.3)%
Carlsberg A/S	(290)	(24,792)
Coca-Cola Co. (The)	(628)	(27,192)
PepsiCo, Inc.	(307)	(30,387)

		(82,371)

Food & Staples Retailing – (0.3)%
Sysco Corp.	(574)	(22,380)
Wal-Mart Stores, Inc.	(784)	(65,801)

		(88,181)

Food Products – (0.7)%
Archer-Daniels-Midland Co.	(924)	(44,241)
General Mills, Inc.	(671)	(36,093)
JM Smucker Co. (The)	(411)	(47,409)
Keurig Green Mountain, Inc.	(305)	(38,912)
Mondelez International, Inc. - Class A	(1,576)	(58,209)

		(224,864)

Household Products – (0.1)%
Clorox Co. (The)	(335)	(36,395)
Kimberly-Clark Corp.	(126)	(13,817)

		(50,212)

Personal Products – (0.1)%
USANA Health Sciences, Inc.(a)	(196)	(19,602)

		(465,230)

Financials – (0.6)%
Banks – (0.1)%
DBS Group Holdings Ltd.	(2,000)	(28,678)

Capital Markets – (0.1)%
Franklin Resources, Inc.	(422)	(22,716)

Consumer Finance – (0.1)%
Ally Financial, Inc.(a)	(1,650)	(34,287)
Navient Corp.	(860)	(18,404)

		(52,691)

Insurance – (0.3)%
ACE Ltd.	(216)	(24,626)
Allstate Corp. (The)	(280)	(19,768)
Assured Guaranty Ltd.	(726)	(19,254)

Company	Shares	U.S. $ Value
Lincoln National Corp.	(231)	$(13,315)
Power Financial Corp.	(770)	(22,950)

		(99,913)

		(203,998)

Telecommunication Services – (0.4)%
Diversified Telecommunication Services – (0.4)%
AT&T, Inc.	(3,591)	(124,105)

Health Care – (0.3)%
Health Care Equipment & Supplies – (0.1)%
Intuitive Surgical, Inc.(a)	(59)	(29,500)

Pharmaceuticals – (0.2)%
Valeant Pharmaceuticals International, Inc.(a)	(283)	(55,887)

		(85,387)

Utilities – (0.1)%
Electric Utilities – (0.1)%
Fortum Oyj	(773)	(17,585)

Total Common Stocks (proceeds $5,401,985)		(5,500,388)

MUTUAL FUNDS – (5.5)%
Index – (4.2)%
Index – (4.2)%
iShares China Large-Cap ETF	(1,334)	(58,376)
iShares MSCI Brazil Capped ETF	(6,380)	(225,724)
iShares MSCI Canada ETF	(3,538)	(99,135)
iShares MSCI Emerging Markets ETF	(7,242)	(294,677)
iShares MSCI India ETF	(615)	(20,633)
iShares MSCI Japan ETF	(2,881)	(35,580)
iShares Russell 2000 ETF	(390)	(47,794)
SPDR S&P 500 ETF Trust	(2,475)	(521,384)
Technology Select Sector SPDR Fund	(820)	(35,326)

		(1,338,629)

Consumer Discretionary – (0.4)%
Consumer Discretionary Other – (0.4)%
Consumer Discretionary Select Sector SPDR Fund	(1,470)	(111,676)

Energy – (0.4)%
Energy Other – (0.4)%
Energy Select Sector SPDR Fund	(1,372)	(108,415)

Financials – (0.3)%
Banks – (0.3)%
SPDR S&P Regional Banking ETF	(2,613)	(105,069)

Health Care – (0.2)%
Health Care Other – (0.2)%
Health Care Select Sector SPDR Fund	(1,008)	(72,778)

Total Mutual Funds (proceeds $1,650,966)		(1,736,567)

Company	Shares	U.S. $ Value
DEPOSITORY RECEIPTS – (0.6)%
Materials – (0.3)%
Metals & Mining – (0.3)%
ArcelorMittal	(9,826)	$(107,497)

Energy – (0.2)%
Oil, Gas & Consumable Fuels – (0.2)%
Ecopetrol SA (Sponsored ADR)	(647)	(10,818)
Petroleo Brasileiro SA	(5,816)	(38,560)

		(49,378)

Consumer Discretionary – (0.1)%
Hotels, Restaurants & Leisure – (0.1)%
Melco Crown Entertainment Ltd. (ADR)	(868)	(20,849)

Total Depository Receipts (proceeds $226,091)		(177,724)

R.E. Investment Trust Units – (0.1)%
Financials – (0.1)%
Real Estate Investment Trusts (REITs) – (0.1)%
DiamondRock Hospitality Co. (proceeds $22,039)	(1,536)	(22,241)

Total Securities Sold Short (proceeds $7,301,081)		(7,436,920)

Total Investments, Net of Securities Sold Short – 63.8% (cost $17,993,413)(h)		20,132,977
Other assets less liabilities – 36.2%		11,424,042

Net Assets – 100.0%		$31,557,019

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.	EUR	265	USD	312	4/23/15	$15,110
Morgan Stanley Co., Inc.	USD	93	EUR	80	4/23/15	(2,994)
Morgan Stanley Co., Inc.	CAD	79	USD	63	4/30/15	201
Morgan Stanley Co., Inc.	EUR	92	USD	104	4/30/15	715
Morgan Stanley Co., Inc.	GBP	171	USD	264	4/30/15	299
Morgan Stanley Co., Inc.	USD	69	GBP	45	4/30/15	138
Morgan Stanley Co., Inc.	NOK	200	USD	26	4/30/15	132
Morgan Stanley Co., Inc.	SEK	395	USD	47	4/30/15	(296)
Morgan Stanley Co., Inc.	USD	46	NOK	345	4/30/15	(853)
Morgan Stanley Co., Inc.	ZAR	264	USD	22	4/30/15	(63)

						$12,389

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Energy Select Sector SPDR Fund (e)	156	$67.00	3/20/15	$21,210	$(858)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Rolls-Royce Holdings PLC	3,629	BBA 1 Month LIBOR Plus 0.35%	GBP	35	2/23/17	$(391)
Royal Dutch Shell PLC	2,202	BBA 1 Month LIBOR		46	1/19/17	1,656
Tesco PLC	6,139	BBA 1 Month LIBOR		15	2/12/17	443
Wizz Air Holdings PLC	557	BBA 1 Month LIBOR		7	3/3/17	0

Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	300	SONIA Overnight Deposit Rate Minus 0.30%		1	8/1/16	(34)
Aberdeen Asset Management PLC	2,600	SONIA Overnight Deposit Rate Minus 0.30%		10	8/1/16	(3,139)
Aberdeen Asset Management PLC	1,668	SONIA Overnight Deposit Rate Minus 0.30%		6	8/1/16	(2,093)
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 2.00%	HKD	11	8/1/16	67
Agile Property Holdings Ltd.	2,100	HK Overnight Index Swap Ref Rate Minus 2.00%		10	8/1/16	66
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 2.00%		11	8/1/16	73
Agile Property Holdings Ltd.	600	HK Overnight Index Swap Ref Rate Minus 2.00%		3	8/1/16	12
Agile Property Holdings Ltd.	1,200	HK Overnight Index Swap Ref Rate Minus 2.00%		6	8/1/16	5
Agile Property Holdings Ltd.	2,100	HK Overnight Index Swap Ref Rate Minus 2.00%		10	8/1/16	4
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 0.40%		11	8/1/16	50
Agile Property Holdings Ltd.	4,200	HK Overnight Index Swap Ref Rate Minus 2.00%		19	8/1/16	(51)
Agricultural Bank of China Ltd.	37,200	HK Overnight Index Swap Ref Rate Minus 0.40%		126	8/1/16	(2,240)
Air France-KLM	1,200	Euro Overnight Index Average Minus 5.875%	EUR	7	8/1/16	(1,451)
Anglo American Platinum Ltd.	284	South Africa Benchmark Overnight Rate Minus 2.125%	ZAR	103	8/1/16	(231)
Antofagasta PLC	1,078	SONIA Overnight Deposit Rate Minus 0.30%	GBP	8	8/1/16	(906)
Bank of China Ltd.	36,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	124	8/1/16	(4,721)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
China Cinda Asset Management Co., Ltd.	47,000	HK Overnight Index Swap Ref Rate Minus 1.0965%	HKD	157		8/1/16	$(2,951)
China Cinda Asset Management Co., Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 1.0965%		17		8/1/16	(32)
China Cinda Asset Management Co., Ltd.	8,700	HK Overnight Index Swap Ref Rate Minus 1.0965%		35		8/1/16	259
China CITIC Bank Corp., Ltd.	49,500	HK Overnight Index Swap Ref Rate Minus 0.40%		232		8/1/16	(7,612)
China Life Insurance Co., Ltd.	6,300	HK Overnight Index Swap Ref Rate Minus 0.40%		134		8/1/16	(9,783)
China Merchants Bank Co., Ltd.	28,800	HK Overnight Index Swap Ref Rate Minus 0.40%		203		8/1/16	(8,632)
China Merchants Bank Co., Ltd.	6,700	HK Overnight Index Swap Ref Rate Minus 0.40%		89		8/1/16	(3,842)
China Merchants Bank Co., Ltd.	3,800	HK Overnight Index Swap Ref Rate Minus 0.40%		56		8/1/16	(1,436)
China National Building Material Co., Ltd.	34,800	HK Overnight Index Swap Ref Rate Minus 0.40%		241		8/1/16	(3,026)
China Pacific Insurance (Group) Co., Ltd.	3,200	HK Overnight Index Swap Ref Rate Minus 0.40%		87		8/1/16	(5,531)
China Petroleum & Chemical Corp.	30,000	HK Overnight Index Swap Ref Rate Minus 0.40%		198		8/1/16	411
China Petroleum & Chemical Corp.	7,700	HK Overnight Index Swap Ref Rate Minus 0.40%		46		8/1/16	(522)
China Shenhua Energy Co., Ltd.	9,000	HK Overnight Index Swap Ref Rate Minus 0.40%		196		8/1/16	1,746
China Vanke Co., Ltd.	13,400	HK Overnight Index Swap Ref Rate Minus 1.50%		191		8/1/16	(6,098)
CITIC Securities Co., Ltd.	5,000	HK Overnight Index Swap Ref Rate Minus 0.40%		89		8/1/16	(6,226)
CNOOC Ltd.	10,300	HK Overnight Index Swap Ref Rate Minus 0.40%		135		8/1/16	2,673
Country Garden Holdings Co., Ltd.	60,500	HK Overnight Index Swap Ref Rate Minus 0.40%		177		8/1/16	(1,218)
Country Garden Holdings Co., Ltd.	5,800	HK Overnight Index Swap Ref Rate Minus 0.40%		18		8/1/16	70
CRH PLC	681	SONIA Overnight Deposit Rate Minus 0.30%	GBP	10		8/1/16	(4,466)
CRH PLC	300	SONIA Overnight Deposit Rate Minus 0.30%		4		8/1/16	(2,072)
easyJet PLC	0	BBA 1 Month LIBOR Minus 0.50%		0	*	10/8/16	(60)
Evergrande Real Estate Group Ltd.	105,000	HK Overnight Index Swap Ref Rate Minus 11.5%	HKD	310		8/1/16	(6,311)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Evergrande Real Estate Group Ltd.	2,800	HK Overnight Index Swap Ref Rate Minus 11.5%	HKD	8		8/1/16	$(142)
Fortescue Metals Group Ltd.	0	RBA Daily Cash Rate Target Minus 0.40%	AUD	0	*	8/1/16	0
Galaxy Entertainment Group L	10,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	38		8/1/16	60
Galaxy Entertainment Group L	1,800	HK Overnight Index Swap Ref Rate Minus 0.40%		82		8/1/16	1,414
Galaxy Entertainment Group L	1,200	HK Overnight Index Swap Ref Rate Minus 0.40%		56		8/1/16	1,136
Galaxy Entertainment Group L	1,800	HK Overnight Index Swap Ref Rate Minus 0.40%		82		8/1/16	1,477
Galaxy Entertainment Group L	2,000	HK Overnight Index Swap Ref Rate Minus 0.40%		86		8/1/16	977
Galaxy Entertainment Group L	3,300	HK Overnight Index Swap Ref Rate Minus 0.40%		150		8/1/16	2,536
Glencore PLC	400	SONIA Overnight Deposit Rate Minus 0.30%	GBP	1		8/1/16	254
Glencore PLC	7,794	SONIA Overnight Deposit Rate Minus 0.30%		26		8/1/16	4,227
Glencore PLC	1,300	SONIA Overnight Deposit Rate Minus 0.30%		4		8/1/16	364
Greentown China Holdings Ltd.	2,400	HK Overnight Index Swap Ref Rate Minus 1.5%	HKD	19		8/1/16	350
Greentown China Holdings Ltd.	18,500	HK Overnight Index Swap Ref Rate Minus 1.0476%		143		8/1/16	2,061
Greentown China Holdings Ltd.	5,000	HK Overnight Index Swap Ref Rate Minus 1.0476%		39		8/1/16	664
Hang Lung Properties Ltd.	12,300	HK Overnight Index Swap Ref Rate Minus 0.40%		274		8/1/16	407
Hang Seng Bank Ltd.	2,250	HK Overnight Index Swap Ref Rate Minus 0.40%		278		8/1/16	(5,181)
Henderson Land Development Co., Ltd.	3,700	HK Overnight Index Swap Ref Rate Minus 0.40%		182		8/1/16	(1,838)
Hong Kong Exchanges & Clearing Ltd.	1,700	HK Overnight Index Swap Ref Rate Minus 0.40%		277		8/1/16	(3,560)
HSBC Holdings PLC	2,397	SONIA Overnight Deposit Rate Minus 0.30%	GBP	15		8/1/16	1,649
Hyundai Heavy Industries Co., Ltd.	113	FedFundEffective Minus 0.40%	USD	14		8/1/16	2,027
Hyundai Mobis Co., Ltd.	19	FedFundEffective Minus 0.40%		4		8/1/16	153
ICAP PLC	3,545	SONIA Overnight Deposit Rate Minus 0.30%	GBP	14		8/1/16	(8,234)
Kumba Iron Ore Ltd.	250	South Africa Benchmark Overnight Rate Minus 1.75%	ZAR	56		8/1/16	(65)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Kumba Iron Ore Ltd.	254	South Africa Benchmark Overnight Rate Minus 1.875%	ZAR	67		8/1/16	$772
KYOCERA Corp.	600	Domestic Yen Interest Rates Minus 0.40%	JPY	3,048		8/1/16	(4,821)
Lenovo Group Ltd.	1,600	HK Overnight Index Swap Ref Rate Minus 0.5%	HKD	19		8/1/16	7
Lenovo Group Ltd.	21,100	HK Overnight Index Swap Ref Rate Minus 0.40%		237		8/1/16	(2,022)
Li & Fung Ltd.	13,900	HK Overnight Index Swap Ref Rate Minus 0.40%		120		8/1/16	1,312
MITSUI & Co., Ltd.	1,500	Domestic Yen Interest Rates Minus 0.40%	JPY	2,566		8/1/16	606
MTN Group Ltd.	300	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	64		8/1/16	154
MTN Group Ltd.	300	South Africa Benchmark Overnight Rate Minus 0.95%		66		8/1/16	324
MTN Group Ltd.	130	South Africa Benchmark Overnight Rate Minus 0.95%		26		8/1/16	(60)
MTN Group Ltd.	1,608	South Africa Benchmark Overnight Rate Minus 0.95%		383		8/1/16	4,306
Naspers Ltd.	170	South Africa Benchmark Overnight Rate Minus 0.95%		214		8/1/16	(6,637)
Ocado Group PLC	560	SONIA Overnight Deposit Rate Minus 0.75%	GBP	2		8/1/16	249
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.625%		0	*	8/1/16	67
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.30%		0	*	8/1/16	70
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1		8/1/16	192
Orica Ltd.	982	RBA Daily Cash Rate Target Minus 0.40%	AUD	19		8/1/16	(682)
Orica Ltd.	200	RBA Daily Cash Rate Target Minus 0.40%		4		8/1/16	82
PetroChina Co., Ltd.	30,300	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	300		8/1/16	3,514
Ping An Insurance (Group) Co. of China Ltd.	3,100	HK Overnight Index Swap Ref Rate Minus 0.40%		178		8/1/16	(11,459)
Poly Property Group Co.,Ltd.	27,000	HK Overnight Index Swap Ref Rate Minus 3.00%		83		8/1/16	(2,494)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Reckitt Benckiser Group PLC	30	SONIA Overnight Deposit Rate Minus 0.30%	GBP	2	8/1/16	$(310)
Reckitt Benckiser Group PLC	397	SONIA Overnight Deposit Rate Minus 0.30%		21	8/1/16	(3,314)
Shimao Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	17	8/1/16	47
Shimao Property Holdings Ltd.	2,400	HK Overnight Index Swap Ref Rate Minus 0.40%		39	8/1/16	(34)
Shimao Property Holdings Ltd.	12,900	HK Overnight Index Swap Ref Rate Minus 0.40%		210	8/1/16	(256)
Shimao Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%		18	8/1/16	144
Standard Bank Group Ltd.	2,478	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	324	8/1/16	(4,610)
Standard Bank Group Ltd.	400	South Africa Benchmark Overnight Rate Minus 0.95%		55	8/1/16	(545)
Woodside Petroleum Ltd.	1,173	RBA Daily Cash Rate Target Minus 0.40%	AUD	48	8/1/16	4,931
Woolworths Ltd.	520	RBA Daily Cash Rate Target Minus 0.40%		15	8/1/16	(384)
Woolworths Ltd.	280	RBA Daily Cash Rate Target Minus 0.40%		8	8/1/16	(103)
Woolworths Ltd.	100	RBA Daily Cash Rate Target Minus 0.40%		3	8/1/16	64
Yanzhou Coal Mining Co., Ltd.	24,500	HK Overnight Index Swap Ref Rate Minus 2.50%	HKD	156	8/1/16	(137)
Zijin Mining Group Co., Ltd.	44,000	HK Overnight Index Swap Ref Rate Minus 1.50%		82	8/1/16	(2,462)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	30,600	HK Overnight Index Swap Ref Rate Minus 7.00%		134	8/1/16	(2,324)

						$(102,617)

*	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	When-Issued or delayed delivery security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate market value of these securities amounted to $101,381 or 0.3% of net assets.
(e)	One contract relates to 100 shares.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(h)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,993,599 and gross unrealized depreciation of investments was $(854,035), resulting in net unrealized appreciation of $2,139,564.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

HK – Hong Kong

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

RBA – Reserve Bank of Australia

SONIA – Sterling OverNight Index Average

SPDR – Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock:
Consumer Discretionary	$5,851,597	$148,562	$—	$6,000,159
Industrials	3,575,632	385,714	—	3,961,346
Information Technology	3,449,739	168,214	—	3,617,953
Financials	2,452,752	—	—	2,452,752
Health Care	2,154,351	—	—	2,154,351
Consumer Staples	1,803,310	—	—	1,803,310
Materials	1,228,445	20,722	—	1,249,167
Energy	936,102	—	—	936,102
Telecommunication Services	452,800	—	—	452,800
R.E. Investment Trust Units	590,935	—	—	590,935
Warrants	74,609	244,428	—	319,037
Depository Receipts	292,946	—	—	292,946
Options Equity	—	123,115	—	123,115
Mutual Funds	—	29,470	—	29,470
Short-Term Investments	3,586,454	—	—	3,586,454
Liabilities:
Common Stocks:
Consumer Discretionary	(1,360,413)	(69,073)	—	(1,429,486)
Industrials	(1,009,076)	(135,733)	—	(1,144,809)
Materials	(723,855)	(29,374)	—	(753,229)
Energy	(380,449)	(372,728)	—	(753,177)
Information Technology	(523,382)	—	—	(523,382)
Consumer Staples	(440,438)	(24,792)	—	(465,230)
Financials	(175,320)	(28,678)	—	(203,998)

Telecommunication Services	(124,105)	—	—	(124,105)
Health Care	(85,387)	—	—	(85,387)
Utilities	—	(17,585)	—	(17,585)
Mutual Funds	(1,736,567)	—	—	(1,736,567)
Depository Receipts	(177,724)	—	—	(177,724)
R.E. Investment Trust Units	(22,241)	—	—	(22,241)

Total Investments in Securities	19,690,715	442,262	—	20,132,977
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	16,595	—	16,595
Total Return Swaps	—	44,132	—	44,132
Liabilities:
Forward Currency Exchange Contracts	—	(4,206)	—	(4,206)
Put Options Written	—	(858)	—	(858)
Total Return Swaps	—	(146,749)	—	(146,749)

Liabilities:
Total+	$19,690,715	$351,176	$—	$20,041,891

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 55.3%
Consumer Discretionary – 14.9%
Auto Components – 0.7%
Goodyear Tire & Rubber Co. (The)	29,527	$789,257
Johnson Controls, Inc.(a)	27,680	1,406,421
Remy International, Inc.	9,609	183,340
Valeo SA	1,570	235,803

		2,614,821

Automobiles – 0.2%
Harley-Davidson, Inc.	3,038	193,126
Peugeot SA(b)	30,172	504,037

		697,163

Diversified Consumer Services – 0.1%
Service Corp. International/US	6,237	154,989
Sotheby’s	9,886	434,490

		589,479

Hotels, Restaurants & Leisure – 4.5%
Amaya, Inc.(b)	42,975	1,237,237
Bloomin’ Brands, Inc.(a) (b)	33,276	857,190
Boyd Gaming Corp.(b)	673	9,294
Brinker International, Inc.	11,580	688,547
Buffalo Wild Wings, Inc.(b)	5,015	958,467
Caesars Acquisition Co.(b) (c)	224	1,655
Caesars Entertainment Corp.(b) (c)	1,580	16,748
Carnival Corp.(a)	53,605	2,358,084
Chipotle Mexican Grill, Inc. - Class A(b)	165	109,720
ClubCorp Holdings, Inc.	1,483	26,397
Cracker Barrel Old Country Store, Inc.	2,650	400,230
Domino’s Pizza, Inc.(a)	13,508	1,371,467
Intertain Group Ltd. (The)(c)	48,445	618,109
Marriott International, Inc./MD - Class A	19,530	1,622,943
McDonald’s Corp.	5,181	512,401
OPAP SA	1,930	17,811
Pinnacle Entertainment, Inc.(b)	3,282	84,479
Sonic Corp.(a)	37,303	1,185,862
Starbucks Corp.	16,483	1,540,913
Starwood Hotels & Resorts Worldwide, Inc.	5,100	409,683
Wendy’s Co. (The)	71,895	797,316
Wyndham Worldwide Corp.(a)	25,621	2,343,809
Wynn Macau Ltd.	85,200	222,049
Wynn Resorts Ltd.(a)	4,698	669,465

		18,059,876

Household Durables – 1.2%
Jarden Corp.(b)	20,401	1,082,681
Lennar Corp. - Class A	3,249	163,133
NVR, Inc.(b)	892	1,188,144
PulteGroup, Inc.	32,686	737,396
Ryland Group, Inc. (The)	28,012	1,274,546

Company	Shares	U.S. $ Value
Tempur Sealy International, Inc.(b)	2,194	$126,177

		4,572,077

Internet & Catalog Retail – 0.9%
Liberty Interactive Corp.(b)	94,875	2,801,659
Orbitz Worldwide, Inc.(b) (c)	70,056	811,248

		3,612,907

Leisure Products – 0.2%
Brunswick Corp./DE	9,408	510,290
Polaris Industries, Inc.	2,113	323,986

		834,276

Media – 4.1%
CBS Corp. Class B(a)	13,240	782,484
Charter Communications, Inc. - Class A(a) (b)	6,997	1,263,658
Comcast Corp. - Class A	43,621	2,590,215
DISH Network Corp. - Class A(b)	25,344	1,901,814
Interpublic Group of Cos., Inc. (The)	18,700	417,010
Liberty Global PLC - Class A(b)	20,540	1,110,392
Liberty Global PLC - Series C(b)	7,776	405,674
Madison Square Garden Co. (The) - Class A(b)	7,761	608,074
Naspers Ltd. - Class N	6,043	885,090
Sirius XM Holdings, Inc.(a) (b)	107,401	417,790
Time Warner Cable, Inc. - Class A	8,626	1,328,836
Time Warner, Inc.	22,590	1,849,217
Twenty-First Century Fox, Inc. - Class A	17,590	615,650
Walt Disney Co. (The)(a)	17,150	1,784,972
WPP PLC	20,900	493,792

		16,454,668

Multiline Retail – 1.2%
Dollar General Corp.(b)	26,794	1,945,780
Dollar Tree, Inc.(b)	18,386	1,464,996
Family Dollar Stores, Inc.	6,931	545,747
Macy’s, Inc.	14,405	917,887

		4,874,410

Specialty Retail – 1.4%
AutoZone, Inc.(a) (b)	2,232	1,434,462
Best Buy Co., Inc.(a)	20,119	766,534
Home Depot, Inc. (The)	12,000	1,377,000
Office Depot, Inc.(b)	14,344	134,403
PetSmart, Inc.	6,866	569,260
Tiffany & Co.(a)	6,741	594,691
TJX Cos., Inc. (The)	7,078	485,834
Vitamin Shoppe, Inc.(b)	1,972	83,613

		5,445,797

Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. - Class B(a)	12,652	1,228,762

Company	Shares	U.S. $ Value
Skechers U.S.A., Inc.(b)	4,314	$293,956

		1,522,718

		59,278,192

Industrials – 8.6%
Aerospace & Defense – 1.7%
Airbus Group NV	19,079	1,176,842
General Dynamics Corp.	4,314	598,697
Meggitt PLC	58,500	491,138
Precision Castparts Corp.(a)	2,933	634,408
Raytheon Co.(a)	14,167	1,540,945
TransDigm Group, Inc.(a)	5,961	1,292,702
Triumph Group, Inc.	8,469	506,362
United Technologies Corp.	3,800	463,258

		6,704,352

Air Freight & Logistics – 0.6%
FedEx Corp.(a)	12,920	2,286,582

Airlines – 0.7%
Delta Air Lines, Inc.	19,040	847,661
International Consolidated Airlines Group SA(b)	73,061	651,531
JetBlue Airways Corp.(b)	3,012	51,776
United Continental Holdings, Inc.(b)	16,958	1,105,322
Wizz Air Holdings PLC(b) (d) (e)	14,965	302,659

		2,958,949

Building Products – 0.5%
Fortune Brands Home & Security, Inc.(a)	36,443	1,688,040
USG Corp.(b)	4,006	112,929

		1,800,969

Commercial Services & Supplies – 0.0%
Courier Corp.	6,358	154,881

Construction & Engineering – 0.1%
AECOM(b)	10,837	325,760

Electrical Equipment – 0.8%
Acuity Brands, Inc.(a)	4,045	641,052
Eaton Corp. PLC	19,291	1,369,854
SolarCity Corp.(b) (c)	25,183	1,293,398

		3,304,304

Industrial Conglomerates – 0.4%
Danaher Corp.(a)	13,055	1,139,441
General Electric Co.	15,900	413,241
Jardine Matheson Holdings Ltd.	1,200	77,409
Jardine Strategic Holdings Ltd.	4,000	139,098

		1,769,189

Machinery – 1.0%
EnPro Industries, Inc.	9,233	607,255
Joy Global, Inc.	6,400	283,648

Company	Shares	U.S. $ Value
Pall Corp.(a)	13,298	$1,340,571
Parker-Hannifin Corp.	1,873	229,798
SKF AB - Class B	9,369	235,802
Stanley Black & Decker, Inc.	7,548	742,270
Sulzer AG	2,639	321,247

		3,760,591

Road & Rail – 2.1%
Avis Budget Group, Inc.(b)	11,216	679,914
CSX Corp.	12,693	435,497
Hertz Global Holdings, Inc.(b)	46,376	1,069,894
JB Hunt Transport Services, Inc.	2,074	177,327
Kansas City Southern(a)	8,635	1,000,279
Old Dominion Freight Line, Inc.(a) (b)	8,720	681,207
Ryder System, Inc.	2,480	233,095
Saia, Inc.(a) (b)	9,465	435,674
Union Pacific Corp.(a)	29,902	3,596,014

		8,308,901

Trading Companies & Distributors – 0.5%
AerCap Holdings NV(b)	41,139	1,830,686
MRC Global, Inc.(b)	10,877	139,987

		1,970,673

Transportation Infrastructure – 0.2%
BBA Aviation PLC	38,938	207,854
Wesco Aircraft Holdings, Inc.(b)	28,900	433,789

		641,643

		33,986,794

Information Technology – 7.5%
Communications Equipment – 0.4%
ARRIS Group, Inc.(b)	11,500	337,870
Cisco Systems, Inc.	26,600	784,966
Palo Alto Networks, Inc.(b)	909	129,278
QUALCOMM, Inc.	3,800	275,538

		1,527,652

Electronic Equipment, Instruments & Components – 1.0%
CDW Corp./DE	264	9,934
Corning, Inc.	66,030	1,611,132
TE Connectivity Ltd.(a)	33,431	2,411,378

		4,032,444

Internet Software & Services – 1.4%
Akamai Technologies, Inc.(b)	1,931	134,224
Facebook, Inc. - Class A(b)	10,324	815,286
Google, Inc. - Class A(a) (b)	2,528	1,422,329
Google, Inc. - Class C(b)	412	230,061
LinkedIn Corp. - Class A(b)	1,490	398,128
Tencent Holdings Ltd.	57,578	1,004,606

Company	Shares	U.S. $ Value
Yahoo!, Inc.(b)	35,435	$1,569,061

		5,573,695

IT Services – 0.9%
FleetCor Technologies, Inc.(b)	5,899	905,084
MasterCard, Inc. - Class A(a)	10,753	969,168
Visa, Inc. - Class A	2,468	669,593
Western Union Co. (The) - Class W	57,241	1,117,344

		3,661,189

Semiconductors & Semiconductor Equipment – 1.1%
Analog Devices, Inc.	7,300	427,342
Avago Technologies Ltd.	18,336	2,340,040
Intel Corp.	3,500	116,375
NXP Semiconductors NV(b)	4,952	420,400
SunEdison, Inc.(b)	43,182	956,050

		4,260,207

Software – 1.5%
CDK Global, Inc.	12,667	593,196
CommVault Systems, Inc.(b)	4,761	229,813
Intuit, Inc.	8,196	800,175
Microsoft Corp.	27,000	1,183,950
Oracle Corp.	34,400	1,507,408
salesforce.com, Inc.(b)	6,284	435,984
Symantec Corp.(a)	54,747	1,377,435

		6,127,961

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	20,071	2,578,320
Lexmark International, Inc. - Class A	6,640	283,263
NCR Corp.(b)	17,756	522,204
Western Digital Corp.	13,119	1,403,471

		4,787,258

		29,970,406

Health Care – 7.2%
Biotechnology – 0.4%
Gilead Sciences, Inc.(a) (b)	15,798	1,635,567

Health Care Equipment & Supplies – 1.5%
Becton Dickinson and Co.(a)	22,093	3,241,485
Cyberonics, Inc.(b)	605	41,443
Intuitive Surgical, Inc.(a) (b)	875	437,500
Medtronic PLC	29,560	2,293,560
Sorin SpA(b)	30,233	97,437

		6,111,425

Health Care Providers & Services – 2.1%
Aetna, Inc.	16,701	1,662,585
Anthem, Inc.(a)	11,667	1,708,632
Brookdale Senior Living, Inc.(b)	46,423	1,741,327
Express Scripts Holding Co.(b)	8,400	712,236

Company	Shares	U.S. $ Value
HCA Holdings, Inc.(b)	3,672	$262,695
Synergy Health PLC	12,208	401,448
UnitedHealth Group, Inc.(a)	8,520	968,128
Universal Health Services, Inc. - Class B(a)	5,847	662,757

		8,119,808

Life Sciences Tools & Services – 0.7%
Illumina, Inc.(b)	1,674	327,200
Thermo Fisher Scientific, Inc.	17,290	2,247,700

		2,574,900

Pharmaceuticals – 2.5%
Actavis PLC(a) (b)	9,546	2,781,322
Allergan, Inc./United States	6,941	1,615,448
Endo International PLC(b)	5,631	482,014
Merck & Co., Inc.(a)	8,780	513,981
Mylan, Inc./PA(b)	1,032	59,159
Salix Pharmaceuticals Ltd.(b)	12,986	2,041,399
Valeant Pharmaceuticals International, Inc.(b)	6,999	1,382,163
Zoetis, Inc.	26,717	1,231,387

		10,106,873

		28,548,573

Financials – 5.9%
Banks – 1.9%
Bank of America Corp.(a)	129,149	2,041,846
CIT Group, Inc.	6,000	277,500
Citigroup, Inc.	16,700	875,414
Comerica, Inc.(a)	13,425	614,596
JPMorgan Chase & Co.(a)	6,582	403,345
KeyCorp(a)	30,319	422,344
Signature Bank/New York NY(b)	12,960	1,598,616
Wells Fargo & Co.(a)	25,703	1,408,267

		7,641,928

Capital Markets – 0.7%
Affiliated Managers Group, Inc.(a) (b)	2,879	623,073
Ameriprise Financial, Inc.	10,841	1,448,683
NorthStar Asset Management Group, Inc./NY	30,946	751,060

		2,822,816

Consumer Finance – 0.3%
Ally Financial, Inc.(b)	33,433	694,738
Santander Consumer USA Holdings, Inc.	27,144	611,554

		1,306,292

Diversified Financial Services – 1.5%
Capmark Financial Group, Inc.(b)	42,286	198,744
FNFV Group(b)	69,019	1,027,693
Groupe Bruxelles Lambert SA	4,900	428,134
Leucadia National Corp.	2,900	68,817
McGraw Hill Financial, Inc.	12,310	1,269,161

Company	Shares	U.S. $ Value
Moody’s Corp.(a)	20,857	$2,021,878
NASDAQ OMX Group, Inc. (The)	18,257	915,771

		5,930,198

Insurance – 1.5%
Aflac, Inc.	21,866	1,361,158
Alleghany Corp.(b)	607	286,832
Ambac Financial Group, Inc.(b)	861	21,430
American International Group, Inc.	15,100	835,483
Amtrust Financial Services, Inc.(c)	8,045	433,626
Aon PLC	13,100	1,314,716
Assurant, Inc.	7,637	467,919
Willis Group Holdings PLC	19,018	907,539
WR Berkley Corp.	4,888	243,960

		5,872,663

		23,573,897

Materials – 4.2%
Chemicals – 2.9%
Ashland, Inc.	9,391	1,198,480
Celanese Corp. - Series A	16,545	944,885
CF Industries Holdings, Inc.(a)	8,325	2,549,365
Ecolab, Inc.(a)	11,919	1,377,121
LyondellBasell Industries NV - Class A	2,766	237,627
Monsanto Co.	2,803	337,565
Sherwin-Williams Co. (The)(a)	7,411	2,113,617
WR Grace & Co.(a) (b)	29,781	2,952,786

		11,711,446

Construction Materials – 0.1%
Martin Marietta Materials, Inc.	3,715	528,756

Containers & Packaging – 0.4%
Owens-Illinois, Inc.(b)	31,961	836,100
Rexam PLC	87,018	746,419

		1,582,519

Metals & Mining – 0.4%
Alcoa, Inc.	40,100	593,079
Barrick Gold Corp.(c)	31,714	412,916
Freeport-McMoRan, Inc.	2,335	50,506
Impala Platinum Holdings Ltd.(b)	16,706	102,726
Newmont Mining Corp.	5,799	152,688
Norsk Hydro ASA	55,100	314,707

		1,626,622

Paper & Forest Products – 0.4%
Canfor Corp.(b)	18,559	426,081
Louisiana-Pacific Corp.(b)	58,362	982,232

		1,408,313

		16,857,656

Company	Shares	U.S. $ Value
Consumer Staples – 3.9%
Beverages – 1.2%
Brown-Forman Corp. - Class B(a)	10,033	$919,926
Carlsberg A/S - Class B	4,943	422,572
Constellation Brands, Inc. - Class A(b)	28,267	3,242,790

		4,585,288

Food & Staples Retailing – 1.5%
Costco Wholesale Corp.(a)	17,468	2,567,097
CVS Health Corp.	9,000	934,830
Kroger Co. (The)	15,658	1,114,067
Wal-Mart Stores, Inc.	11,304	948,745
Walgreens Boots Alliance, Inc.	4,500	373,860

		5,938,599

Food Products – 0.9%
Archer-Daniels-Midland Co.	9,335	446,960
Chocoladefabriken Lindt & Sprungli AG (REG)	23	1,498,187
Hain Celestial Group, Inc. (The)(b)	9,953	622,361
JM Smucker Co. (The)	2,911	335,784
Kraft Foods Group, Inc.	7,747	496,273
Orkla ASA	48,200	378,130

		3,777,695

Household Products – 0.3%
Church & Dwight Co., Inc.	10,169	865,789
Henkel AG & Co. KGaA	2,200	231,321

		1,097,110

Tobacco – 0.0%
Lorillard, Inc.	1,886	129,040

		15,527,732

Energy – 2.4%
Energy Equipment & Services – 0.5%
Dresser-Rand Group, Inc.(b)	9,962	810,807
National Oilwell Varco, Inc.	16,242	882,753
Schlumberger Ltd.	3,789	318,882

		2,012,442

Oil, Gas & Consumable Fuels – 1.9%
Canadian Natural Resources Ltd.	10,900	317,735
DHT Holdings, Inc.	41,645	287,350
EOG Resources, Inc.	12,072	1,083,100
EP Energy Corp.(b) (c)	1,673	18,821
Euronav NV(b) (c)	43,862	538,187
Marathon Petroleum Corp.	7,333	769,965
Occidental Petroleum Corp.	13,877	1,080,741
SemGroup Corp. Class A	5,648	436,647
Suncor Energy, Inc. (New York)(a)	32,426	976,022
Talisman Energy, Inc.	156,165	1,214,964

Company	Shares		U.S. $ Value
Williams Cos., Inc. (The)		17,073	$837,260

			7,560,792

			9,573,234

Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.3%
Sunrise Communications Group AG(b) (e)		2,688	211,042
Verizon Communications, Inc.(a)		17,786	879,518

			1,090,560

Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc.(a) (b)		37,839	1,249,822

			2,340,382

Utilities – 0.1%
Independent Power and Renewable Electricity Producers – 0.1%
TerraForm Power, Inc.		10,316	358,274
Vivint Solar, Inc.(b)		11,840	95,549

			453,823

Total Common Stocks (cost $199,551,164)			220,110,689

	Principal Amount (000)
CORPORATE BONDS – 16.6%
Consumer Discretionary – 4.2%
Automobiles – 0.6%
General Motors Co.
5.20%, 4/01/45	U.S.$	513	567,958
6.25%, 10/02/43		1,521	1,887,295

			2,455,253

Hotels Restaurants & Leisure – 1.7%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20(f)		700	516,250
10.00%, 12/15/18(f)		950	168,625
10.00%, 12/15/18		25	4,408
11.25%, 6/01/17(f)		1,975	1,431,875
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/01/20 (e)		1,260	1,269,450
Odeon & UCI Finco PLC 9.00%, 8/01/18 (e)	GBP	520	818,858
Punch Taverns Finance PLC
7.274%, 10/15/26(e)		205	359,215
7.32%, 10/15/25(e)		327	575,517
Scientific Games International, Inc.
7.00%, 1/01/22(e)	U.S.$	400	412,000

	Principal Amount (000)		U.S. $ Value
10.00%, 12/01/22(e)	U.S.$	1,450	$1,421,000

			6,977,198

Media – 1.0%
Altice Financing SA 6.625%, 2/15/23(e)		415	431,600
Altice Finco SA 8.125%, 1/15/24(e)		509	539,235
iHeartCommunications, Inc.
9.00%, 3/01/21-9/15/22		760	731,725
10.625%, 3/15/23(e)		125	128,125
11.25%, 3/01/21		495	509,850
Intelsat Luxembourg SA 7.75%, 6/01/21		156	144,495
Postmedia Network, Inc. 12.50%, 7/15/18		741	775,271
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 13.375%, 10/15/19		517	535,095

			3,795,396

Retailers – 0.9%
Boardriders SA 8.875%, 12/15/17(e)	EUR	680	704,643
Claire’s Stores, Inc. 9.00%, 3/15/19(e)	U.S.$	700	657,125
New Look Bondco I PLC 8.375%, 5/14/18(e)		780	819,000
Petco Animal Supplies, Inc. 9.25%, 12/01/18(e)		585	612,788
Quiksilver, Inc./QS Wholesale, Inc. 7.875%, 8/01/18(c) (e)		640	579,200
Sears Holdings Corp. 6.625%, 10/15/18(c)		134	125,290

			3,498,046

			16,725,893

Materials – 2.8%
Chemicals – 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 2/01/18		1,700	1,432,250

Metals & Mining – 2.5%
American Gilsonite Co. 11.50%, 9/01/17(e)		1,440	1,339,200
AuRico Gold, Inc. 7.75%, 4/01/20(e)		335	328,300
Cliffs Natural Resources, Inc. 5.95%, 1/15/18		1,072	959,440
Consolidated Minerals Ltd. 8.00%, 5/15/20(e)		1,000	740,000

	Principal Amount (000)		U.S. $ Value
Evraz, Inc. NA Canada 7.50%, 11/15/19 (e)	U.S.$	1,115	$1,056,463
First Quantum Minerals Ltd. 7.25%, 5/15/22 (e)		855	789,806
FMG Resources August 206 Pty Ltd. 6.00%, 4/01/17(c) (e)		1,550	1,561,625
6.875%, 2/01/18(e)		1,136	1,138,394
HudBay Minerals, Inc. 9.50%, 10/01/20(e)		1,395	1,429,875
9.50%, 10/01/20		55	56,375
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		600	495,000

			9,894,478

			11,326,728

Financials – 2.0%
Banks – 0.8%
Barclays PLC 8.00%, 12/15/20 (g)	EUR	370	448,208
Novo Banco SA 4.00%, 1/21/19 (e)		1,200	1,381,329
Washington Mutual Bank Zero Coupon 11/06/09-6/16/10	U.S.$	5,000	1,312,500

			3,142,037

Capital Markets – 0.9%
Lehman Brothers Holdings, Inc. Zero Coupon, 1/12/12-12/30/16(b)		6,995	1,015,537
6.20%, 9/26/14(b)		10,000	1,512,500
7.875%, 5/08/18	GBP	4,150	1,081,178

			3,609,215

Financial Other – 0.0%
Walter Investment Management Corp. 7.875%, 12/15/21	U.S.$	50	45,875

Insurance – 0.3%
Ambac Assurance Corp. 5.10%, 6/07/20 (e)		1,151	1,332,181

			8,129,308

Industrials – 1.7%
Aerospace & Defense – 0.3%
DynCorp International, Inc. 10.375%, 7/01/17		1,175	1,066,313

Building Materials – 0.2%
Cemex SAB de CV 4.75%, 1/11/22 (e)	EUR	550	632,108

Industrial Other – 0.1%
Galapagos Holding SA 7.00%, 6/15/22 (e)		420	441,801

	Principal Amount (000)		U.S. $ Value
Packaging – 0.7%
Ardagh Finance Holdings SA 8.375%, 6/15/19(e) (h)	EUR	648	$736,289
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/21(e)	U.S.$	717	698,179
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 6.00%, 6/15/17(e)		1,000	1,010,000
Tekni-Plex, Inc. 9.75%, 6/01/19(e)		435	471,975

			2,916,443

Transportation Services – 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.125%, 11/15/21(e)		1,745	1,745,000

			6,801,665

Information Technology – 1.5%
Communications Equipment – 0.0%
Project Homestake Merger 8.875%, 3/01/23		40	40,000

Technology – 1.5%
Aegis Merger Sub, Inc. 10.25%, 2/15/23(e)		920	894,700
CDW LLC/CDW Finance Corp. 5.00%, 9/01/23(d)		50	50,000
Dell, Inc. 6.50%, 4/15/38		390	401,700
First Data Corp. 12.625%, 1/15/21		1,550	1,852,250
Interface Security Systems Holdings, Inc./Interface Security Systems LLC 9.25%, 1/15/18		1,866	1,856,670
TES Finance PLC 6.75%, 7/15/20(e)	GBP	500	748,768

			5,804,088

Energy – 1.5%
Independent – 0.6%
California Resources Corp. 5.00%, 1/15/20(c) (e)	U.S.$	18	16,515
5.50%, 9/15/21(c) (e)		76	69,350
6.00%, 11/15/24(c) (e)		18	16,043
Cimarex Energy Co. 4.375%, 6/01/24		412	405,820
Halcon Resources Corp. 9.75%, 7/15/20(c)		500	385,000
Ithaca Energy, Inc. 8.125%, 7/01/19(e)		300	243,000

	Principal Amount (000)		U.S. $ Value
Penn Virginia Corp. 8.50%, 5/01/20(c)	U.S.$	371	$363,580
Talisman Energy, Inc. 5.50%, 5/15/42		639	652,774

			2,152,082

Midstream – 0.6%
DCP Midstream LLC 9.75%, 3/15/19(e)		522	578,382
DCP Midstream Operating LP 5.60%, 4/01/44		508	439,262
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/01/24		50	51,375
Midcontinent Express Pipeline LLC 6.70%, 9/15/19(e)		119	129,412
Sabine Pass Liquefaction LLC
5.625%, 2/01/21		800	819,000
5.625%, 3/01/25(d) (e)		125	125,000
Williams Partners LP/ACMP Finance Corp. 4.875%, 3/15/24		258	265,740

			2,408,171

Oil Field Services – 0.3%
CHC Helicopter SA 9.25%, 10/15/20		1,170	1,096,875

Oil Gas & Consumable Fuels – 0.0%
Dynagas LNG Partners LP/Dynagas Finance, Inc. 6.25%, 10/30/19		160	140,800

			5,797,928

Telecommunication Services – 0.9%
Wireless Telecommunication Services – 0.7%
Altice SA 7.625%, 2/15/25(e)		200	206,500
Numericable-SFR SAS 6.25%, 5/15/24(e)		1,590	1,632,135
T-Mobile USA, Inc. 6.375%, 3/01/25		460	480,700
Wind Acquisition Finance SA 4.75%, 7/15/20(e)		465	469,650

			2,788,985

Wirelines – 0.2%
EarthLink Holdings Corp.
7.375%, 6/01/20		326	333,335
8.875%, 5/15/19		360	369,900

			703,235

			3,492,220

	Principal Amount (000)		U.S. $ Value
Consumer Staples – 0.9%
Food & Beverage – 0.6%
Cott Beverages, Inc. 5.375%, 7/01/22(e)	U.S.$	1,313	$1,211,242
US Foods, Inc. 8.50%, 6/30/19		900	943,875

			2,155,117

Supermarkets – 0.3%
New Albertsons, Inc.
7.45%, 8/01/29		315	292,163
8.00%, 5/01/31		1,010	954,450

			1,246,613

			3,401,730

Health Care – 0.7%
Health Care – 0.4%
Children’s Hospital Medical Center/Cincinnati OH 4.268%, 5/15/44		106	111,273
Cleveland Clinic Foundation (The) 4.858%, 1/01/14		145	153,755
Dignity Health 5.267%, 11/01/64		159	175,499
Gentiva Health Services, Inc. 11.50%, 9/01/18(c)		290	307,762
inVentiv Health, Inc. 11.00%, 8/15/18(e)		1,044	939,600
Trinity Health Corp. 4.125%, 12/01/45		52	51,884

			1,739,773

Pharmaceuticals – 0.3%
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23(e)		900	909,000
Zoetis, Inc. 4.70%, 2/01/43		334	340,834

			1,249,834

			2,989,607

Utilities – 0.3%
Electric – 0.3%
EDP Finance BV 5.25%, 1/14/21(e)		1,030	1,129,529

Covered – 0.1%
Mtg Non Pfand – 0.1%
Cedulas TDA 6 Fondo de Titulizacion de Activos 4.25%, 4/10/31	EUR	400	586,561

Total Corporate Bonds (cost $67,617,983)			66,225,257

	Principal Amount (000)		U.S. $ Value
GOVERNMENT ISSUES – 2.6%
Treasuries – 2.6%
Bundesrepublik Deutschland 1.50%, 5/15/24	EUR	1,700	$2,118,104
Hellenic Republic Government Bond Series PSI 3.00%, 2/24/23-2/24/42(e)		1,300	825,659
U.S. Treasury Bonds 3.00%, 11/15/44	U.S.$	2,771	2,999,931
3.125%, 8/15/44		43	47,743
U.S. Treasury Notes 0.25%, 7/15/15		2,000	2,000,938
1.25%, 1/31/20		102	100,797
2.375%, 8/15/24		225	232,277
2.00%, 2/15/25		2,054	2,053,680

Total Government Issues (cost $10,596,574)			10,379,129

	Shares
R.E. INVESTMENT TRUST UNITS – 2.4%
Financials – 2.4%
Real Estate Investment Trusts (REITs) – 2.4%
Campus Crest Communities, Inc.		99,735	776,936
Campus Crest Communities, Inc.		3,525	90,452
Chimera Investment Corp.		90,674	291,064
Colony Financial, Inc.(a)		27,530	694,031
Gramercy Property Trust, Inc.		174,455	1,229,908
iStar Financial, Inc. Series D		27,218	683,988
iStar Financial, Inc. Series E		39,550	988,354
Lamar Advertising Co.		23,570	1,369,417
NorthStar Realty Finance Corp.		168,241	3,233,592

Total R.E. Investment Trust Units (cost $8,713,618)			9,357,742

	Principal Amount (000)
MUNICIPALS – 2.0%
Local Authorities – 2.0%
Local Authorities – 2.0%
Anderson School Building Corp. 3.625%, 1/15/40(d)	U.S.$	200	195,340
Berkeley County Public Service Sewer District 3.25%, 10/01/35		50	48,391
Bethel Local School District Series B 4.00%, 11/01/51		125	126,600
Birmingham Jefferson 3.00%, 7/01/27		145	141,775
3.25%, 7/01/29		65	63,930
3.375%, 7/01/30		55	53,519

	Principal Amount (000)		U.S. $ Value
Bourbon County Unified School District No. 234-Fort Scott 4.00%, 9/01/40	U.S.$	245	$250,444
Chattanooga-Hamilton County Hospital Authority 4.125%, 10/01/39		60	60,116
City of Miami Gardens 5.00%, 7/01/39		425	474,610
City of Pompano Beach 3.50%, 9/01/35		65	61,530
College of Charleston 3.625%, 4/01/33		85	84,385
Concord University 4.00%, 6/01/35-6/01/44		155	157,744
Cotati-Rohnert Park Unified School District 4.00%, 8/01/49		155	157,184
County of Bedford
3.25%, 9/01/32(d)		50	48,824
3.375%, 9/01/35(d)		45	43,796
County of Cuyahoga 3.625%, 12/01/35		115	114,746
County of Mecklenburg 3.00%, 4/01/32-4/01/33(d)		365	359,735
County of Pitt 3.00%, 4/01/31(d)		65	63,696
3.125%, 4/01/32(d)		50	49,509
Cullman AL Utilities Board 3.75%, 9/01/40-9/01/45		390	377,731
El Paso County School District No. 49 Falcon 3.50%, 12/15/37		160	156,472
Elyria City School District 3.00%, 12/01/35		60	56,191
Franklin Township Board of Education/Somerset County 3.00%, 2/01/32		238	229,701
Hartford Stadium Authority 3.00%, 2/01/24		30	29,837
5.00%, 2/01/36		215	234,090
5.375%, 2/01/42		260	260,182
Health & Educational Facilities Authority of the State of Missouri 4.00%, 11/15/45		190	188,330
Liberty Center Local School District 4.125%, 11/01/51		145	147,401
Linn Benton Community College District 3.00%, 6/01/30		15	14,783
Michigan Strategic Fund 4.00%, 10/15/47		460	451,752
Miramar FL Mirgen 3.25%, 10/01/31		240	231,910
3.375%, 10/01/32		245	237,863
Missouri St Dev Fin Board Infras Mosdev 3.75%, 6/01/32		130	127,243
Muscle Shoals Utilities Board 3.50%, 12/01/38		45	43,933

	Principal Amount (000)		U.S. $ Value
Northwood Local School District 4.00%, 7/15/51	U.S.$	290	$292,569
Ohio St Higher Educational Fac Commission 3.75%, 5/01/38		60	58,723
Ohio University 5.59%, 12/01/14		530	598,582
Oklahoma Municipal Power Authority 3.625%, 1/01/38		60	59,308
Omaha Public Power District 4.00%, 2/01/38		130	135,732
Puerto Rico Public Buildings Authority 5.65%, 7/01/28		440	288,231
5.70%, 7/01/28		550	360,288
Purdue University IN University Revenues 3.00%, 7/01/30		80	77,733
3.125%, 7/01/31		55	53,820
San Pablo Joint Powers Financing Authority 3.625%, 11/01/44(d)		90	88,151
Sausalito Marin School District 3.375%, 8/01/42		5	4,713
SCAGO Educational Facilities Corp. for Pickens School District 3.25%, 12/01/28		55	53,866
3.50%, 12/01/31		130	128,056
State College Area School District 3.25%, 3/15/35(d)		46	44,938
4.00%, 3/15/33(d)		45	47,435
Tracy Unified School District 3.00%, 8/01/29(d)		5	4,925
Val Verde Unified School District 3.625%, 8/01/44(d)		95	92,893
Virginia Small Business Financing Authority 4.00%, 10/01/38		65	64,313
Yuma County AZ School District 3.25%, 7/01/29		30	29,326

Total Municipals (cost $7,743,286)			7,826,895

	Shares
DEPOSITORY RECEIPTS – 1.2%
Consumer Discretionary – 0.0%
Automobiles – 0.0%
Tata Motors Ltd. (Sponsored ADR)		131	6,448

Consumer Staples – 0.6%
Beverages – 0.5%
Anheuser-Busch InBev NV (Sponsored ADR)		15,625	1,979,062

Food Products – 0.1%
Unilever NV		8,900	386,783

			2,365,845

Company		Shares	U.S. $ Value
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Gazprom OAO (Sponsored ADR)		25,300	$126,626
Lukoil OAO (London) (Sponsored ADR)		2,800	135,856
Rosneft OAO (GDR)		11,800	50,976

			313,458

Financials – 0.0%
Banks – 0.0%
HDFC Bank Ltd. (ADR)		277	17,177
ICICI Bank Ltd. (Sponsored ADR)		1,855	21,610
Sberbank of Russia (Sponsored ADR)		9,800	50,431

			89,218

Health Care – 0.0%
Pharmaceuticals – 0.0%
Dr Reddy’s Laboratories Ltd. (ADR)		31	1,633

Information Technology – 0.4%
Internet Software & Services – 0.1%
Baidu, Inc. (Sponsored ADR)(b)		1,420	289,325

Semiconductors & Semiconductor Equipment – 0.3%
Tokyo Electron Ltd.		66,488	1,259,948

			1,549,273

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel OJSC (ADR)		6,700	121,136

Telecommunication Services – 0.1%
Telecommunication Services – 0.1%
China Mobile Ltd.		1,538	104,200
Vodafone Group PLC (Sponsored ADR)		5,900	203,904

			308,104

Total Depository Receipts (cost $4,568,832)			4,755,115

PREFERRED STOCKS – 0.8%
Financials – 0.7%
Banks – 0.6%
Ally Financial, Inc. 7.00% (e)		783	785,080
RBS Capital Funding Trust V Series E 5.90%		32,977	817,500
RBS Capital Funding Trust VII 6.08%		32,762	814,463
Sberbank of Russia (Preference Shares) 0.00%	RUB	41,900	36,530

			2,453,573

Real Estate Investment Trusts (REITs) – 0.1%
American Tower Corp. 5.50% (d)		3,000	303,750

			2,757,323

Company		Shares	U.S. $ Value
Industrials – 0.1%
Marine – 0.1%
Diana Shipping, Inc.		13,550	$338,072

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Surgutneftegas OAO (Preference Shares) 0.00%	RUB	79,000	49,394

Total Preferred Stocks (cost $3,106,038)			3,144,789

		Principal Amount (000)
CONVERTIBLE BONDS – 0.6%
Consumer Discretionary – 0.2%
Hotels Restaurants & Leisure – 0.2%
Starwood Waypoint Residential Trust 3.00%, 7/01/19	U.S.$	915	864,103

Financials – 0.0%
Capital Markets – 0.0%
Walter Investment Management Corp. 4.50%, 11/01/19		43	34,266

Real Estate Investment Trusts (REITS) – 0.0%
Starwood Waypoint Residential Trust 4.50%, 10/15/17		50	50,406

			84,672

Industrials – 0.4%
Electrical Equipment – 0.4%
SolarCity Corp. 1.625%, 11/01/19(a)		1,580	1,386,450

Total Convertible Bonds (cost $2,501,053)			2,335,225

		Shares
WARRANTS – 0.5%
Financials – 0.5%
Banks – 0.1%
JPMorgan Chase & Co., expiring 10/28/18(b)		18,303	385,644

Capital Markets – 0.4%
Morgan Stanley BV, expiring 11/21/16(b)		82,977	1,459,758

Total Warrants (cost $1,662,710)			1,845,402

		Contracts
OPTIONS EQUITY – 0.3%
Actavis PLC Expiration: Apr 2015, Exercise Price: $ 290.00(b) (i)		125	139,375

Company	Contracts	U.S. $ Value
Alibaba Group Holding Ltd. Expiration: Mar 2015, Exercise Price: $ 95.00(b) (i)	90	$1,485
Caterpillar, Inc. Expiration: Aug 2015, Exercise Price: $ 85.00(b) (i)	27	18,252
Energy Select Sector SPDR Fund Expiration: Mar 2015, Exercise Price: $ 74.00(b) (i)	940	38,540
Exxon Mobil Corp. Expiration: Apr 2015, Exercise Price: $ 95.00(b) (i)	24	16,171
Financial Select Sector SPDR Fund Expiration: Apr 2015, Exercise Price: $ 23.00(b) (i)	616	10,164
Financial Select Sector SPDR Fund Expiration: May 2015, Exercise Price: $ 22.00(b) (i)	758	12,128
Five Below, Inc. Expiration: Aug 2015, Exercise Price: $ 40.00(b) (i)	24	22,294
Gamestop Corp. Expiration: Jul 2015, Exercise Price: $ 40.00(b) (i)	25	16,585
Grand Canyon Education, Inc. Expiration: Jun 2015, Exercise Price: $ 50.00(b) (i)	32	17,677
iShares Russell 2000 ETF Expiration: Apr 2015, Exercise Price: $ 117.00(b) (i)	305	40,107
iShares US Real Estate ETF Expiration: Jun 2015, Exercise Price: $ 76.00(b) (i)	514	92,520
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 5.00(b) (i)	58	1,373
Keurig Green Mountain, Inc. Expiration: Apr 2015, Exercise Price: $ 125.00(b) (i)	12	6,458
Las Vegas Sands Corp. Expiration: Jun 2015, Exercise Price: $ 52.50(b) (i)	90	20,736
Las Vegas Sands Corp. Expiration: Jun 2015, Exercise Price: $ 62.50(b) (i)	16	12,621
Melco Crown Entertainment Ltd. Expiration: Apr 2015, Exercise Price: $ 25.00(b) (i)	41	7,815
Michael Kors Holdings Ltd. Expiration: Aug 2015, Exercise Price: $ 70.00(b) (i)	33	22,915
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 450.00(b) (i)	6	17,818

Company	Contracts	U.S. $ Value
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 500.00(b) (i)	5	$27,408
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 45.00(b) (i)	52	1,648
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 40.00(b) (i)	132	1,096
Orbitz Worldwide, Inc. Expiration: Aug 2015, Exercise Price: $ 12.00(b) (i)	174	2,175
Outerwall, Inc. Expiration: Apr 2015, Exercise Price: $ 75.00(b) (i)	20	22,756
Outerwall, Inc. Expiration: Jul 2015, Exercise Price: $ 70.00(b) (i)	32	31,056
Petroleo Brasileiro SA Expiration: Mar 2015, Exercise Price: $ 10.00(b) (i)	137	49,936
Pultgroup, Inc. Expiration: Apr 2015, Exercise Price: $ 19.00(b) (i)	53	503
SPDR S&P 500 ETF Trust Expiration: Apr 2015, Exercise Price: $ 206.00(b) (i)	459	115,668
SPDR S&P Oil and Gas Exploration Expiration: Jun 2015, Exercise Price: $ 48.00(b) (i)	50	14,550
Starwood Hotels and Resorts World Expiration: Mar 2015, Exercise Price: $ 77.50(b) (i)	303	102,262
Stratasys, Inc. Expiration: Mar 2015, Exercise Price: $ 85.00(b) (i)	18	43,949
Stratasys, Inc. Expiration: Sep 2015, Exercise Price: $ 60.00(b) (i)	37	28,227
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 200.00(b) (i)	23	13,529
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 220.00(b) (i)	8	14,806
Ulta Salon Cosmetics and Fragrances Expiration: Jun 2015, Exercise Price: $ 130.00(b) (i)	11	6,530
Ulta Salon Cosmetics and Fragrances Expiration: Jun 2015, Exercise Price: $ 140.00(b) (i)	12	12,083

Company	Contracts		U.S. $ Value
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 145.00(b) (i)		18	$20,405
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 155.00(b) (i)		29	34,258
Zillow, Inc. Expiration: Aug 2015, Exercise Price: $ 125.00(b) (i)		26	58,581
Zillow, Inc. Expiration: Jun 2015, Exercise Price: $ 105.00(b) (i)		30	25,614
zulily, Inc. Expiration: Apr 2015, Exercise Price: $ 22.00(b) (i)		31	25,063

Total Options Equity (premiums paid $1,671,442)			1,167,137

	Shares
LIMITED PARTNERSHIP UNITS – 0.2%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Capital Product Partners LP (cost $844,027)		88,437	822,464

COMMON STOCK UNITS – 0.2%
Financials – 0.2%
Real Estate Management & Development – 0.2%
Rescap Liquidating Trust(b) (cost $821,879)		48,861	696,758

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Financials – 0.1%
Thrifts & Mortgage Finance – 0.1%
Sunset Mortgage Loan Co. LLC - Class A, Series 2014-NPL1 3.228%, 8/16/44(e) (cost $455,475)	U.S.$	455	456,279

	Shares
MUTUAL FUNDS – 0.1%
Financials – 0.0%
iPATH S&P 500 VIX Short-Term Futures ETN(b) (c)		5,325	147,076

INDEX – 0.0%
iShares MSCI India ETF		289	9,696
WisdomTree India Earnings Fund(c)		403	9,749

			19,445

Company	Shares		U.S. $ Value
Local Authorities – 0.1%
Local Authorities – 0.1%
Eaton Vance Municipal Income 2028 Term Trust		1,898	$33,424
Nuveen Dividend Advantage Municipal Fund 3		6,026	84,726
Nuveen Dividend Advantage Municipal Income Fund		5,533	79,841

			197,991

Total Mutual Funds (cost $371,211)			364,512

	Contracts
OPTIONS INDEX – 0.0%
S&P 500 Index Expiration: Apr 2015, Exercise Price: $ 1,850.00(b) (i)		95	38,000
S&P 500 Index Expiration: Apr 2015, Exercise Price: $ 1,900.00(b) (i)		93	54,405
S&P 500 Index Expiration: Jun 2015, Exercise Price: $ 1,850.00(b) (i)		12	20,400
S&P 500 Index Expiration: Jun 2015, Exercise Price: $ 1,900.00(b) (i)		18	39,420

Total Options Index (premiums paid $283,291)			152,225

	Shares
SHORT-TERM INVESTMENTS – 13.0%
Investment Companies – 12.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09%(j) (k)		47,274,921	47,274,921
SSC Government MM GVXX, 0.00%(j) (k)		353,564	353,564

Total Investment Companies (cost $47,628,485)			47,628,485

	Principal Amount (000)
GOVERNMENT ISSUES – 1.0%
Treasuries – 1.0%
U.S. Treasury Bill Zero Coupon, 3/12/15-3/19/15(a)	U.S.$	2,000	1,999,982
U.S. Treasury Notes(a)		2,000	2,000,312

Total Government Issues (cost $4,000,754)			4,000,294

Total Short-Term Investments (cost $51,629,239)			51,628,779

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 95.8% (cost $362,137,823)		381,268,397

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Exchange Reserves - Class I, 0.10%(j) (k) (cost $5,302,345)	5,302,345	$5,302,345

Total Investments Before Securities Sold Short – 97.1% (cost $367,440,168)		386,570,742

SECURITIES SOLD SHORT – (29.2)%
MUTUAL FUNDS – (13.4)%
Index – (8.8)%
Index – (8.8)%
iShares China Large-Cap ETF	(6,622)	(289,779)
iShares MSCI Brazil Capped ETF	(38,101)	(1,348,013)
iShares MSCI Canada ETF	(17,476)	(489,678)
iShares MSCI Emerging Markets ETF	(39,915)	(1,624,141)
iShares MSCI India ETF	(3,051)	(102,361)
iShares MSCI Japan ETF	(14,304)	(176,654)
iShares Russell 2000 ETF	(1,939)	(237,625)
SPDR S&P 500 ETF Trust	(129,136)	(27,203,789)
Technology Select Sector SPDR Fund	(81,084)	(3,493,099)

		(34,965,139)

Financials – (1.5)%
Banks – (0.2)%
SPDR S&P Regional Banking ETF	(13,599)	(546,816)

Financial Other – (1.1)%
Financial Select Sector SPDR Fund	(182,673)	(4,448,087)

Real Estate Other – (0.2)%
iShares US Real Estate ETF	(9,965)	(788,431)

		(5,783,334)

Industrials – (1.0)%
Industrial Other – (1.0)%
Industrial Select Sector SPDR Fund	(69,161)	(3,976,066)

Consumer Discretionary – (0.9)%
Consumer Discretionary Other – (0.9)%
Consumer Discretionary Select Sector SPDR Fund	(46,408)	(3,525,616)

Energy – (0.6)%
Energy Other – (0.6)%
Energy Select Sector SPDR Fund	(30,244)	(2,389,881)

Oil, Gas & Consumable Fuels – 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF	(700)	(35,567)

		(2,425,448)

Company	Shares	U.S. $ Value
Health Care – (0.5)%
Health Care Other – (0.5)%
Health Care Select Sector SPDR Fund	(26,056)	$(1,881,243)

Materials – (0.1)%
Materials Other – (0.1)%
Materials Select Sector SPDR Fund	(9,644)	(496,570)

Utilities – 0.0%
Utility Other – 0.0%
Utilities Select Sector SPDR Fund	(2,015)	(91,138)

Total Mutual Funds (proceeds $50,774,081)		(53,144,554)

COMMON STOCKS – (9.1)%
Consumer Discretionary – (2.0)%
Auto Components – (0.1)%
Continental AG	(404)	(96,416)
Remy International, Inc.	(9,609)	(183,340)

		(279,756)

Automobiles – (0.5)%
Fiat Chrysler Automobiles NV(b)	(5,900)	(91,081)
Ford Motor Co.	(52,195)	(852,866)
General Motors Co.	(23,840)	(889,471)
Tesla Motors, Inc.(b)	(1,794)	(364,792)

		(2,198,210)

Distributors – 0.0%
LKQ Corp.(b)	(6,554)	(161,064)

Diversified Consumer Services – (0.1)%
Apollo Education Group, Inc.(b)	(4,220)	(116,683)
DeVry Education Group, Inc.	(3,291)	(120,286)
Grand Canyon Education, Inc.(b)	(2,640)	(121,070)
LifeLock, Inc.(b)	(4,990)	(69,760)
Sotheby’s	(2,640)	(116,028)
Strayer Education, Inc.(b)	(1,519)	(92,462)

		(636,289)

Hotels, Restaurants & Leisure – (0.3)%
Chipotle Mexican Grill, Inc. - Class A(b)	(26)	(17,289)
Dunkin’ Brands Group, Inc.	(2,547)	(119,352)
Genting Singapore PLC	(61,000)	(44,112)
Las Vegas Sands Corp.	(4,135)	(235,282)
Marriott International, Inc./MD	(1,253)	(104,124)
MGM Resorts International(b)	(9,845)	(213,932)
Norwegian Cruise Line Holdings Ltd.(b)	(2,711)	(133,707)
TUI AG	(6,498)	(117,610)
Wynn Resorts Ltd.	(1,321)	(188,242)

		(1,173,650)

Household Durables – (0.1)%
Brookfield Residential Properties, Inc.(b)	(3,840)	(92,928)
Garmin Ltd.	(2,481)	(123,132)

		(216,060)

Company	Shares	U.S. $ Value
Internet & Catalog Retail – (0.3)%
Amazon.com, Inc.(b)	(2,073)	$(788,072)
Expedia, Inc.	(1,184)	(108,632)
Netflix, Inc.(b)	(494)	(234,605)
zulily, Inc.(b)	(3,270)	(45,813)

		(1,177,122)

Media – (0.1)%
Comcast Corp. - Class A	(2,036)	(120,898)
DISH Network Corp. - Class A(b)	(1,626)	(122,015)

		(242,913)

Multiline Retail – (0.1)%
Dollar Tree, Inc.(b)	(1,718)	(136,890)
Macy’s, Inc.	(1,490)	(94,943)
Target Corp.	(1,683)	(129,305)

		(361,138)

Specialty Retail – (0.3)%
Best Buy Co., Inc.	(2,440)	(92,964)
CarMax, Inc.(b)	(2,208)	(148,179)
Five Below, Inc.(b)	(3,028)	(96,094)
GameStop Corp. - Class A	(3,570)	(131,983)
Gap, Inc. (The)	(608)	(25,293)
Guess?, Inc.	(4,750)	(86,022)
Home Depot, Inc. (The)	(960)	(110,160)
O’Reilly Automotive, Inc.(b)	(571)	(118,842)
Outerwall, Inc.	(2,302)	(148,525)
Restoration Hardware Holdings, Inc.(b)	(1,369)	(120,609)
Staples, Inc.	(3,138)	(52,608)
Ulta Salon Cosmetics & Fragrance, Inc.(b)	(976)	(137,382)

		(1,268,661)

Textiles, Apparel & Luxury Goods – (0.1)%
Coach, Inc.	(3,248)	(141,451)
Michael Kors Holdings Ltd.(b)	(1,681)	(113,316)

		(254,767)

		(7,969,630)

Industrials – (1.8)%
Aerospace & Defense – (0.3)%
Airbus Group NV	(1,786)	(110,165)
Boeing Co. (The)	(4,156)	(626,932)
General Dynamics Corp.	(412)	(57,177)
Honeywell International, Inc.	(1,286)	(132,175)
KLX, Inc.(b)	(757)	(30,235)
Spirit AeroSystems Holdings, Inc.(b)	(1,097)	(53,984)
United Technologies Corp.	(669)	(81,558)

		(1,092,226)

Company	Shares	U.S. $ Value
Airlines – (0.4)%
American Airlines Group, Inc.	(6,690)	$(320,451)
Copa Holdings SA	(1,339)	(152,485)
Deutsche Lufthansa AG	(10,696)	(156,605)
Hawaiian Holdings, Inc.(b)	(11,080)	(205,091)
Norwegian Air Shuttle ASA(b)	(2,905)	(88,096)
Spirit Airlines, Inc.(b)	(4,305)	(334,843)
Virgin America, Inc.(b)	(5,983)	(209,644)

		(1,467,215)

Commercial Services & Supplies – (0.1)%
ADT Corp. (The)	(3,613)	(141,702)
Pitney Bowes, Inc.	(800)	(18,536)
RR Donnelley & Sons Co.	(4,422)	(84,327)

		(244,565)

Electrical Equipment – (0.2)%
Eaton Corp.	(1,050)	(74,561)
Rockwell Automation, Inc.	(1,019)	(119,264)
SolarCity Corp.(b)	(12,305)	(631,984)

		(825,809)

Industrial Conglomerates – (0.3)%
3M Co.	(659)	(111,140)
Danaher Corp.	(1,401)	(122,279)
General Electric Co.	(30,360)	(789,057)
Keppel Corp. Ltd.	(18,100)	(116,078)
Siemens AG	(1,317)	(147,219)

		(1,285,773)

Machinery – (0.4)%
Caterpillar, Inc.	(9,943)	(824,275)
Cummins, Inc.	(1,432)	(203,673)
Deere & Co.	(2,578)	(233,567)
PACCAR, Inc.	(2,679)	(171,590)
Trinity Industries, Inc.	(3,840)	(129,101)

		(1,562,206)

Trading Companies & Distributors – (0.1)%
Aircastle Ltd.	(3,553)	(81,968)
Fastenal Co.	(12,990)	(539,734)
WW Grainger, Inc.	(200)	(47,382)

		(669,084)

		(7,146,878)

Energy – (1.4)%
Energy Equipment & Services – (0.2)%
Core Laboratories NV	(1,021)	(112,228)
Saipem SpA(b)	(4,800)	(49,311)
SBM Offshore NV(b)	(9,670)	(113,309)
Transocean Ltd.	(40,100)	(646,813)

		(921,661)

Oil, Gas & Consumable Fuels – (1.2)%
Anadarko Petroleum Corp.	(1,131)	(95,264)

Company	Shares	U.S. $ Value
Baytex Energy Corp.	(200)	$(3,265)
California Resources Corp.(b)	(340)	(2,432)
Chevron Corp.	(2,220)	(236,830)
ConocoPhillips	(600)	(39,120)
CONSOL Energy, Inc.	(5,468)	(176,070)
Continental Resources, Inc./OK(b)	(11,318)	(503,538)
Crescent Point Energy Corp.	(301)	(7,428)
Devon Energy Corp.	(1,408)	(86,719)
Eni SpA	(7,950)	(148,184)
Exxon Mobil Corp.	(10,369)	(918,071)
Kinder Morgan, Inc./DE	(18,985)	(778,575)
Occidental Petroleum Corp.	(849)	(66,120)
Polski Koncern Naftowy Orlen SA	(11,468)	(168,797)
Statoil ASA	(86,791)	(1,630,379)

		(4,860,792)

		(5,782,453)

Information Technology – (1.2)%
Communications Equipment – 0.0%
ViaSat, Inc.(b)	(1,695)	(110,751)

Internet Software & Services – (0.3)%
Gogo, Inc.(b)	(3,854)	(69,295)
LinkedIn Corp.(b)	(541)	(144,555)
Tencent Holdings Ltd.	(48,000)	(837,492)
Yahoo Japan Corp.	(14,200)	(57,037)
Zillow Group, Inc.(b)	(1,857)	(213,137)

		(1,321,516)

IT Services – (0.4)%
FleetCor Technologies, Inc.(b)	(1,786)	(274,026)
International Business Machines Corp.	(6,771)	(1,096,496)
Teradata Corp.(b)	(7,256)	(323,037)

		(1,693,559)

Semiconductors & Semiconductor Equipment – (0.3)%
Applied Materials, Inc.	(31,884)	(798,695)
Intel Corp.	(5,942)	(197,571)

		(996,266)

Software – (0.1)%
Manhattan Associates, Inc.(b)	(520)	(25,922)
salesforce.com, Inc.(b)	(3,346)	(232,145)

		(258,067)

Technology Hardware, Storage & Peripherals – (0.1)%
EMC Corp./MA	(4,312)	(124,789)
Hewlett-Packard Co.	(4,521)	(157,512)
Stratasys Ltd.(b)	(370)	(22,962)
Stratasys, Inc.(b)	(320)	(19,859)

		(325,122)

		(4,705,281)

Company	Shares	U.S. $ Value
Materials – (1.1)%
Chemicals – (0.1)%
Dow Chemical Co. (The)	(1,631)	$(80,311)
EI du Pont de Nemours & Co.	(1,673)	(130,243)
FMC Corp.	(2,498)	(158,398)
Praxair, Inc.	(667)	(85,309)

		(454,261)

Containers & Packaging – (0.1)%
Ball Corp.	(3,975)	(285,047)

Metals & Mining – (0.8)%
Alcoa, Inc.	(5,445)	(80,532)
ArcelorMittal	(8,312)	(90,805)
First Quantum Minerals Ltd.	(102,915)	(1,304,858)
Freeport-McMoRan, Inc.	(41,272)	(892,713)
Goldcorp, Inc.	(27,200)	(597,856)
Grupo Mexico SAB de CV	(36,000)	(109,586)
Newmont Mining Corp.	(17,122)	(450,822)
ThyssenKrupp AG	(2,197)	(58,421)

		(3,585,593)

Paper & Forest Products – (0.1)%
Domtar Corp.	(2,927)	(132,300)
West Fraser Timber Co., Ltd.	(2,301)	(125,275)

		(257,575)

		(4,582,476)

Consumer Staples – (0.7)%
Beverages – (0.2)%
Carlsberg A/S	(1,480)	(126,524)
Coca-Cola Co. (The)	(12,444)	(538,825)
PepsiCo, Inc.	(1,523)	(150,746)

		(816,095)

Food & Staples Retailing – (0.1)%
Sprouts Farmers Market, Inc.(b)	(505)	(18,589)
Sysco Corp.	(2,864)	(111,667)
Wal-Mart Stores, Inc.	(4,059)	(340,672)

		(470,928)

Food Products – (0.3)%
Archer-Daniels-Midland Co.	(4,616)	(221,014)
General Mills, Inc.	(3,335)	(179,390)
JM Smucker Co. (The)	(2,056)	(237,159)
Keurig Green Mountain, Inc.	(1,536)	(195,963)
Mondelez International, Inc. - Class A	(7,836)	(289,423)

		(1,122,949)

Household Products – (0.1)%
Clorox Co. (The)	(1,669)	(181,320)
Kimberly-Clark Corp.	(632)	(69,305)

		(250,625)

Company	Shares	U.S. $ Value
Personal Products – 0.0%
USANA Health Sciences, Inc.(b)	(987)	$(98,710)

Tobacco – 0.0%
Reynolds American, Inc.	(549)	(41,516)

		(2,800,823)

Health Care – (0.3)%
Health Care Equipment & Supplies – (0.1)%
Intuitive Surgical, Inc.(b)	(288)	(144,000)
STERIS Corp.	(5,271)	(340,085)

		(484,085)

Health Care Providers & Services – 0.0%
PharMerica Corp.(b)	(300)	(7,500)

Pharmaceuticals – (0.2)%
Actavis PLC(b)	(1,772)	(516,290)
Valeant Pharmaceuticals International, Inc.(b)	(1,330)	(262,648)

		(778,938)

		(1,270,523)

Telecommunication Services – (0.3)%
Diversified Telecommunication Services – (0.3)%
AT&T, Inc.	(29,875)	(1,032,480)

Financials – (0.3)%
Banks – (0.1)%
DBS Group Holdings Ltd.	(10,113)	(145,008)

Capital Markets – 0.0%
Franklin Resources, Inc.	(2,124)	(114,335)

Consumer Finance – (0.1)%
Ally Financial, Inc.(b)	(8,241)	(171,248)
Navient Corp.	(4,340)	(92,876)

		(264,124)

Insurance – (0.1)%
ACE Ltd.	(1,066)	(121,535)
Allstate Corp. (The)	(1,414)	(99,828)
Assured Guaranty Ltd.	(3,667)	(97,249)
Lincoln National Corp.	(1,167)	(67,266)
Power Financial Corp.	(4,070)	(121,309)

		(507,187)

		(1,030,654)

Utilities – 0.0%
Electric Utilities – 0.0%
Fortum Oyj	(4,019)	(91,426)

Total Common Stocks (proceeds $36,084,651)		(36,412,624)

	Principal Amount (000)		U.S. $ Value
CORPORATE BONDS – (3.3)%
Energy – (1.7)%
Independent – (0.8)%
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.875%, 4/15/22	U.S.$	(420)	$(331,800)
California Resources Corp. 5.00%, 1/15/20(e)		(149)	(136,707)
ConocoPhillips 6.50%, 2/01/39		(373)	(508,364)
ConocoPhillips Co. 4.30%, 11/15/44		(671)	(715,909)
Continental Resources, Inc./OK 3.80%, 6/01/24		(159)	(148,231)
Hess Corp. 5.60%, 2/15/41		(808)	(895,855)
SandRidge Energy, Inc. 7.50%, 3/15/21		(275)	(202,469)
WPX Energy, Inc. 5.25%, 9/15/24		(118)	(112,395)

			(3,051,730)

Integrated – (0.4)%
Husky Energy, Inc. 4.00%, 4/15/24		(747)	(756,570)
Petro-Canada 6.80%, 5/15/38		(249)	(332,745)
Suncor Energy, Inc. 3.60%, 12/01/24		(300)	(309,159)
6.50%, 6/15/38		(198)	(256,522)

			(1,654,996)

Oil Field Services – (0.3)%
Ensco PLC 4.50%, 10/01/24		(1,440)	(1,411,242)

Oil Gas & Consumable Fuels – (0.2)%
Rio Oil Finance Trust Series 2014-1 6.25%, 7/06/24(e)		(826)	(746,813)

			(6,864,781)

Consumer Staples – (0.9)%
Food & Beverage – (0.9)%
Coca-Cola Co. (The) 1.875%, 9/22/26	EUR	(1,500)	(1,818,034)
3.20%, 11/01/23	U.S.$	(551)	(579,897)
Tyson Foods, Inc. 3.95%, 8/15/24		(581)	(617,314)
5.15%, 8/15/44		(581)	(684,030)

			(3,699,275)

Materials – (0.5)%
Chemicals – (0.1)%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/01/19		(434)	(451,360)

	Principal Amount (000)		U.S. $ Value
Metals & Mining – (0.4)%
Alcoa, Inc. 5.125%, 10/01/24	U.S.$	(324)	$(352,360)
Barrick North America Finance LLC 5.75%, 5/01/43		(498)	(527,668)
FMG Resources August 206 Pty Ltd. 6.875%, 4/01/22(e)		(790)	(660,638)
Glencore Funding LLC 2.50%, 1/15/19(e)		(135)	(135,098)

			(1,675,764)

			(2,127,124)

Telecommunication Services – (0.1)%
Wirelines – (0.1)%
Telefonica Emisiones SAU 7.045%, 6/20/36		(179)	(244,358)

Consumer Discretionary – (0.1)%
Media – (0.1)%
Time Warner Cable, Inc. 4.50%, 9/15/42		(175)	(174,775)

Total Corporate Bonds (proceeds $13,174,580)			(13,110,313)

GOVERNMENT ISSUES – (3.0)%
Treasuries – (3.0)%
Bundesrepublik Deutschland 5.50%, 1/04/31	EUR	(280)	(540,501)
U.S. Treasury Bonds 3.00%, 11/15/44	U.S.$	(5,780)	(6,258,654)
U.S. Treasury Notes 1.625%, 8/31/19		(3,000)	(3,024,609)
2.00%, 2/15/25		(353)	(352,945)
1.25%, 1/31/20		(1,631)	(1,611,759)

Total Government Issues (proceeds $11,710,039)			(11,788,468)

	Shares
DEPOSITORY RECEIPTS – (0.3)%
Materials – (0.1)%
Metals & Mining – (0.1)%
ArcelorMittal		(58,678)	(641,937)

Consumer Discretionary – (0.1)%
Hotels, Restaurants & Leisure – 0.0%
Melco Crown Entertainment Ltd. (ADR)		(4,374)	(105,064)

Internet & Catalog Retail – (0.1)%
Alibaba Group Holding Ltd.(b)		(2,825)	(240,464)

			(345,528)

Company	Shares	U.S. $ Value
Energy – (0.1)%
Oil, Gas & Consumable Fuels – (0.1)%
Ecopetrol SA (Sponsored ADR)	(3,299)	$(55,159)
Petroleo Brasileiro SA	(35,082)	(232,594)

		(287,753)

Total Depository Receipts (proceeds $1,668,379)		(1,275,218)

R.E. INVESTMENT TRUST UNITS – (0.1)%
Financials – (0.1)%
Real Estate Investment Trusts (REITs) – (0.1)%
DiamondRock Hospitality Co.	(7,667)	(111,018)
Pennsylvania Real Estate Investment Trust	(1,200)	(27,336)
Starwood Waypoint Residential Trust	(7,850)	(197,663)
Ventas, Inc.	(100)	(7,447)

Total R.E. Investment Trust Units (proceeds $345,585)		(343,464)

Total Securities Sold Short (proceeds $113,757,315)		(116,074,641)

Total Investments, Net of Securities Sold Short – 68.0% (cost $253,682,852)(l)		270,496,101
Other assets less liabilities – 32.0%		127,551,483

Net Assets – 100.0%		$398,047,584

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP	15	USD	23	3/13/15	$23
Credit Suisse International	GBP	483	USD	739	3/13/15	(7,110)
Credit Suisse International	USD	100	GBP	66	3/13/15	1,408
Credit Suisse International	EUR	1,335	USD	1,522	3/20/15	27,965
Credit Suisse International	GBP	515	USD	795	3/20/15	(349)
Credit Suisse International	EUR	89	USD	100	3/27/15	31
Credit Suisse International	CAD	2,363	USD	1,899	5/22/15	10,548
Credit Suisse International	USD	17	CAD	21	5/22/15	27
Credit Suisse International	USD	24	CAD	30	5/22/15	(1)
Morgan Stanley Co., Inc.	USD	346	GBP	225	4/30/15	687
Morgan Stanley Co., Inc.	USD	20	GBP	13	3/13/15	335
Morgan Stanley Co., Inc.	EUR	1,373	USD	1,615	4/23/15	78,107
Morgan Stanley Co., Inc.	USD	481	EUR	416	4/23/15	(15,578)
Morgan Stanley Co., Inc.	CAD	392	USD	315	4/30/15	999
Morgan Stanley Co., Inc.	EUR	459	USD	517	4/30/15	3,549
Morgan Stanley Co., Inc.	GBP	850	USD	1,314	4/30/15	1,198
Morgan Stanley Co., Inc.	NOK	679	USD	89	4/30/15	449
Morgan Stanley Co., Inc.	SEK	1,967	USD	235	4/30/15	(1,471)
Morgan Stanley Co., Inc.	USD	185	NOK	1,394	4/30/15	(3,448)
Morgan Stanley Co., Inc.	ZAR	1,308	USD	111	4/30/15	(311)
State Street Bank & Trust Co.	CHF	85	USD	91	3/18/15	2,245
State Street Bank & Trust Co.	CHF	1,274	USD	1,324	3/18/15	(13,386)
State Street Bank & Trust Co.	GBP	97	USD	153	3/18/15	2,679
State Street Bank & Trust Co.	USD	4	GBP	3	3/18/15	(66)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank London	EUR	950	USD	1,075	3/20/15	$11,399
State Street Bank London	EUR	4,000	USD	4,575	3/23/15	98,240
State Street Bank London	GBP	1,200	USD	1,854	3/23/15	1,840

						$200,009

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
PetSmart, Inc. (i)	3	$75.00	April 2015	$831	$(2,355)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Crown Castle International Corp. (i)	2	$72.50	April 2015	$484	$(30)
Energy Select Sector SPDR Fund (i)	940	67.00	March 2015	127,801	(5,170)
iShares Russell 2000 ETF (i)	101	122.00	April 2015	27,240	(27,422)
SPDR S&P 500 ETF Trust (i)	153	211.00	April 2015	54,253	(63,495)

				$(209,778)	$(96,117)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Anglo American Capital PLC, 5.875%, 4/17/15, 3/20/20*	(1.00)%	1.48%	EUR	1,400	$34,238	$74,045	$(39,807)
Rallye SA, 7.625%, 11/04/16, 3/20/20*	(1.00)	2.16		1,000	(163,399)	(135,092)	(28,307)
Credit Suisse Securities (USA) LLC
Glencore Finance Europe SA, 6.50%, 2/27/19, 3/20/20*	(1.00)	1.40		750	15,036	36,758	(21,722)
Rallye SA, 7.625%, 11/04/16, 3/20/20*	(1.00)	2.16		1,000	(163,290)	(134,663)	(28,627)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sherwin-Williams Co., (The), 7.375%, 2/01/27, 3/20/20*	(1.00)%	0.20%		$2,000	$(82,714)	$(77,692)	$(5,022)
Weyerhaeuser Co., 7.125%, 7/15/23, 3/20/20*	(1.00)	0.38		2,000	(64,549)	(57,535)	(7,014)
Goldman Sachs & Co.
ArcelorMittal, 6.125%, 6/01/18, 12/24/19*	(1.00)	2.25	EUR	326	20,305	38,969	(18,664)
Avon Products, Inc., 6.50%, 3/01/19, 3/20/20*	(1.00)	5.53		$807	10,506	43,684	(33,178)
Coca-Cola Co.(the), 3.15%, 11/15/20, 12/20/19*	(1.00)	0.26		650	(23,811)	(22,404)	(1,407)
Levi Strauss & Co., 7.625%, 5/15/20, 3/20/20*	(1.00)	2.38		552	(72,901)	(48,314)	(24,587)
MDC Holdings Inc., 5.625%, 2/01/20, 3/20/20*	(1.00)	1.44		649	12,446	22,511	(10,065)
PulteGroup, Inc., 7.875%, 6/15/32, 3/20/20*	(1.00)	1.43		516	(93,444)	(84,952)	(8,492)
United States Steel Corp., 6.65%, 6/01/37, 3/20/20*	(1.00)	4.85		1,500	(24,351)	23,931	(48,282)
Yum! Brands, Inc., 6.25%, 3/15/18, 12/20/19*	(1.00)	0.58		976	(20,929)	(5,326)	(15,603)
J.W. Sparks Municipals
OTE PLC, 4.625%, 5/20/16, 3/20/20*	(1.00)	2.90	EUR	1,000	(57,719)	0	(57,719)
Morgan Stanley Co., Inc.
Anglo American Capital PLC, 5.875%, 4/17/15, 3/20/20*	(1.00)	1.48		600	14,674	32,674	(18,000)
ArcelorMittal, 6.125%, 6/01/18, 3/20/20*	(1.00)	2.36		625	44,396	76,911	(32,515)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Campbell Soup Co., 3.05%, 7/15/17, 12/20/19*	(1.00)%	0.60%		$1,238	$(25,728)	$(22,850)	$(2,878)
Canadian Natural Resources Ltd., 6.25%, 3/15/38, 12/20/19*	(1.00)	1.38		1,000	11,840	(7,848)	19,688
Cardinal Health, Inc., 1.90%, 6/15/17, 3/20/20*	(1.00)	0.21		2,000	(81,610)	(76,676)	(4,934)
Coca-Cola Refreshments USA, Inc., 7.125%, 8/01/17, 12/20/19*	(1.00)	0.26		619	(22,675)	(21,937)	(738)
Darden Restaurants, Inc., 6.45%, 10/15/17, 12/20/19*	(1.00)	1.13		619	2,403	33,614	(31,211)
Freeport-McMoRan, Inc., 3.55%, 3/01/22, 3/20/20*	(1.00)	2.67		517	38,757	43,410	(4,653)
Intesa Sanpaolo SpA, 4.75%, 6/15/17, 3/20/20*	(1.00)	0.73	EUR	1,500	(26,205)	(1,737)	(24,468)
NXP BV/NXP Funding LLC, 5.75%, 2/15/21, 3/20/20*	(1.00)	1.34		1,500	(318,850)	(310,333)	(8,517)
Unnim Banc SA, 5.50%, 2/21/17, 3/20/20*	(1.00)	0.72		1,000	(17,184)	(9,138)	(8,046)
Valero Energy Corp., 8.75%, 6/15/30, 12/20/19*	(1.00)	0.77		$1,417	(18,103)	26,381	(44,484)
Weatherford International Ltd./Bermuda, 4.50%, 4/15/22, 3/20/20*	(1.00)	3.26		505	50,049	87,952	(37,903)
Sale Contracts
Bank of America, NA
Intl Lease Fin Corp., 8.25%, 12/15/20, 9/20/19*	5.00	1.62		265	40,825	29,986	10,839

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.
AK Steel Corp., 7.625%, 5/15/20, 3/20/20*	5.00%	8.59%		$200	$(25,124)	$(27,319)	$2,195
AK Steel Corp., 7.625%, 5/15/20, 3/20/20*	1.00	8.59		200	(26,680)	(15,450)	(11,230)
Ardagh Packaging Finance PLC, 9.25%, 10/15/20, 9/20/19*	5.00	3.28	EUR	700	64,909	18,267	46,642
Boyd Gaming Corp., 7.125%, 2/01/16, 3/20/2018*	5.00	1.86		$709	73,195	34,066	39,129
Ford Motor Co., 6.5%, 8/01/18, 12/20/19*	5.00	0.81		265	53,991	48,687	5,304
INEOS Group Holdings SA, 8.50%, 2/15/16, 9/20/19*	5.00	3.55	EUR	533	42,057	22,128	19,929
K Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/19*	5.00	6.11		$195	(7,047)	(6,542)	(505)
Lennar Corp. 4.75%, 12/15/17, 3/20/20*	5.00	1.88		549	82,883	68,403	14,480
Toys R Us, Inc., 7.375%, 10/15/18, 12/20/17*	5.00	13.68		672	(125,458)	(131,365)	5,907
Morgan Stanley Co., Inc.
AK Steel Corp., 7.625%, 5/15/20, 3/20/20*	5.00	8.59		1,000	(125,621)	(72,297)	(53,324)
Alcatel-Lucent, 8.50%, 1/15/16, 6/20/19*	5.00	1.58	EUR	1,367	270,486	142,917	127,569
Canadian Natural Resources Ltd., 6.25%, 3/15/38, 3/20/20*	1.00	1.47		$250	(5,077)	(6,397)	1,320

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Clear Channel Com, 6.875%, 6/15/18, 12/21/15*	5.00%	5.44%		$1,839	$11,168	$(5,187)	$16,355
New Look BondCo PLC, 8.75%, 5/14/18, 6/20/19*	5.00	1.71	EUR	659	132,650	90,184	42,466
TRW Automotive, 7.25%, 3/15/17, 9/20/19*	1.00	0.64		$795	14,208	(11,741)	25,949
Wind Acquisition Finance, 11.75%, 7/15/17, 3/20/19*	5.00	2.15	EUR	664	101,425	71,815	29,610
Wind Acquisition Finance, 11.75%, 7/15/17, 6/20/19*	5.00	2.29		1,186	182,074	127,241	54,833

					$(267,948)	$(98,261)	$(169,687)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Inmarsat PLC	16,686	BBA 1 Month LIBOR Plus 0.35%	GBP	119	2/11/16	$41,759
Monitise PLC	35,165	BBA 1 Month LIBOR Plus 0.35%		7	5/31/16	400
Goldman Sachs & Co.
Blackstone Group LP	23,000	BBA 1 Month LIBOR Plus 0.65%	USD	748	2/6/16	113,071
Morgan Stanley Co., Inc.
Wizz Air Holdings PLC	2,778	BBA 1 Month LIBOR	GBP	36	3/03/17	2
Royal Dutch Shell PLC	10,951	BBA 1 Month LIBOR		227	1/19/17	8,230
Tesco PLC	30,659	BBA 1 Month LIBOR		74	2/12/17	2,211
Rolls-Royce Holdings PLC	18,121	BBA 1 Month LIBOR Plus 0.35%		173	2/23/17	(1,950)
Pay Total Return on Reference Obligation
Credit Suisse International
Ryanair Holdings	3,563	EURIBOR 1 MONTH Minus 0.30%	EUR	34	5/31/16	1,641

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Keppler Capital MarketseasyJet PLC	0	BBA 1 Month LIBOR Minus 0.50%	GBP	0**	9/26/16	$2
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	6,100	BBA 1 Month LIBOR Minus 0.30%		25	8/1/16	(4,903)
Aberdeen Asset Management PLC	7,300	BBA 1 Month LIBOR Minus 0.30%		30	8/1/16	(6,596)
Aberdeen Asset Management PLC	1,400	SONIA Overnight Deposit Rate Minus 0.30%		6	8/1/16	(157)
Aberdeen Asset Management PLC	2,300	SONIA Overnight Deposit Rate Minus 0.30%		9	8/1/16	(2,509)
Aberdeen Asset Management PLC	900	SONIA Overnight Deposit Rate Minus 0.30%		4	8/1/16	(1,011)
Aberdeen Asset Management PLC	3,900	SONIA Overnight Deposit Rate Minus 0.30%		16	8/1/16	(4,167)
Aberdeen Asset Management PLC	1,100	SONIA Overnight Deposit Rate Minus 0.30%		4	8/1/16	(1,328)
Agile Property Holdings Ltd.	0	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	0**	8/1/16	0
Agile Property Holdings Ltd.	21,100	HK Overnight Index Swap Ref Rate Minus 0.40%		95	8/1/16	(256)
Agile Property Holdings Ltd.	3,200	HK Overnight Index Swap Ref Rate Minus 0.40%		15	8/1/16	65
Agile Property Holdings Ltd.	10,800	HK Overnight Index Swap Ref Rate Minus 0.40%		53	8/1/16	358
Agile Property Holdings Ltd.	10,700	HK Overnight Index Swap Ref Rate Minus 0.40%		52	8/1/16	339
Agile Property Holdings Ltd.	10,800	HK Overnight Index Swap Ref Rate Minus 0.40%		52	8/1/16	331
Agile Property Holdings Ltd.	10,700	HK Overnight Index Swap Ref Rate Minus 0.40%		51	8/1/16	243
Agile Property Holdings Ltd.	10,800	HK Overnight Index Swap Ref Rate Minus 0.40%		50	8/1/16	19
Agile Property Holdings Ltd.	5,800	HK Overnight Index Swap Ref Rate Minus 0.40%		27	8/1/16	24
Agricultural Bank of China Ltd.	186,800	HKAB 1 Month HIBOR Fixing Minus 0.40%		703	8/1/16	(2,113)
Air France-KLM	6,000	Euro Overnight Index Average Minus 5.875%	EUR	36	8/1/16	(7,256)
Anglo American Platinum Ltd.	800	South Africa Johannesburg 1 Month Minus 2.125%	ZAR	373	8/1/16	6,483
Anglo American Platinum Ltd.	634	South Africa Johannesburg 1 Month Minus 2.125%		291	8/1/16	4,770

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Antofagasta PLC	4,000	BBA 1 Month LIBOR Minus 0.30%	GBP	32		8/1/16	$2,676
Antofagasta PLC	1,445	BBA 1 Month LIBOR Minus 0.30%		12		8/1/16	735
Bank of China Ltd.	181,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	665		8/1/16	(18,382)
China Cinda Asset Management Co., Ltd.	101,000	HKAB 1 Month HIBOR Fixing Minus 1.125%		438		8/1/16	6,784
China Cinda Asset Management Co., Ltd.	136,000	HKAB 1 Month HIBOR Fixing Minus 1.125%		586		8/1/16	7,761
China Cinda Asset Management Co., Ltd.	22,300	HK Overnight Index Swap Ref Rate Minus 1.125%		84		8/1/16	(155)
China Cinda Asset Management Co., Ltd.	43,800	HK Overnight Index Swap Ref Rate Minus 1.125%		177		8/1/16	1,303
China CITIC Bank Corp., Ltd.	111,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		570		8/1/16	(10,651)
China CITIC Bank Corp., Ltd.	138,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		712		8/1/16	(12,809)
China Life Insurance Co., Ltd.	23,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		529		8/1/16	(30,390)
China Life Insurance Co., Ltd.	8,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		200		8/1/16	(11,518)
China Merchants Bank Co., Ltd.	25,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		401		8/1/16	(6,889)
China Merchants Bank Co., Ltd.	0	HK Overnight Index Swap Ref Rate Minus 0.40%		0	**	8/1/16	0
China Merchants Bank Co., Ltd.	28,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440		8/4/16	(7,194)
China Minsheng Banking Corp., Ltd.	109,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		877		8/1/16	(18,585)
China Minsheng Banking Corp., Ltd.	35,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		286		8/1/16	(8,322)
China National Building Material Co., Ltd.	77,900	HKAB 1 Month HIBOR Fixing Minus 0.40%		597		8/1/16	(1,010)
China National Building Material Co., Ltd.	98,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		765		8/1/16	2,770
China Pacific Insurance (Group) Co., Ltd.	14,600	HKAB 1 Month HIBOR Fixing Minus 0.40%		442		8/1/16	(19,212)
China Pacific Insurance (Group) Co., Ltd.	1,400	HKAB 1 Month HIBOR Fixing Minus 0.40%		42		8/1/16	(1,920)
China Petroleum & Chemical Corp. (Sinopec)	58,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440		8/1/16	8,157
China Petroleum & Chemical Corp. (Sinopec)	64,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		481		8/1/16	8,406
China Petroleum & Chemical Corp. (Sinopec)	40,600	HK Overnight Index Swap Ref Rate Minus 0.40%		243		8/1/16	(2,749)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
China Petroleum & Chemical Corp. (Sinopec)	30,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	225		8/1/16	$3,904
China Shenhua Energy Co., Ltd.	23,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		551		8/1/16	9,484
China Shenhua Energy Co., Ltd.	22,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		501		8/1/16	6,748
China Vanke Co., Ltd.	67,400	HK Overnight Index Swap Ref Rate Minus 1.5%		966		8/1/16	(30,190)
CITIC Securities Co., Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		230		8/1/16	(12,885)
CITIC Securities Co., Ltd.	13,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		268		8/1/16	(13,288)
CNOOC Ltd.	9,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		134		8/1/16	3,312
CNOOC Ltd.	42,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		591		8/1/16	15,870
Country Garden Holdings Co., Ltd.	229,600	HKAB 1 Month HIBOR Fixing Minus 0.40%		861		8/1/16	17,241
Country Garden Holdings Co., Ltd.	104,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		400		8/1/16	10,079
CRH PLC	1,900	BBA 1 Month LIBOR Minus 0.30%	GBP	26		8/1/16	(13,193)
CRH PLC	1,490	BBA 1 Month LIBOR Minus 0.30%		20		8/1/16	(10,694)
CRH PLC	1,600	SONIA Overnight Deposit Rate Minus 0.30%		22		8/1/16	(11,053)
Evergrande Real Estate Group Ltd.	330,400	HKAB 1 Month HIBOR Fixing Minus 11.50%	HKD	1,082		8/1/16	(7,024)
Evergrande Real Estate Group Ltd.	212,000	HKAB 1 Month HIBOR Fixing Minus 11.50%		697		8/1/16	(3,622)
Fortescue Metals Group Ltd.	0	BBA 1 Month LIBOR Minus 0.40%	AUD	0	**	8/1/16	0
Galaxy Entertainment Group Ltd.	9,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	423		8/1/16	4,787
Galaxy Entertainment Group Ltd.	9,300	HK Overnight Index Swap Ref Rate Minus 0.40%		426		8/1/16	7,632
Galaxy Entertainment Group Ltd.	6,200	HK Overnight Index Swap Ref Rate Minus 0.40%		290		8/1/16	5,869
Galaxy Entertainment Group Ltd.	16,600	HK Overnight Index Swap Ref Rate Minus 0.40%		753		8/1/16	12,759
Galaxy Entertainment Group Ltd.	9,200	HK Overnight Index Swap Ref Rate Minus 0.40%		419		8/1/16	7,229
Glencore PLC	21,223	BBA 1 Month LIBOR Minus 0.30%	GBP	76		8/1/16	18,892
Glencore PLC	1,060	SONIA Overnight Deposit Rate Minus 0.30%		3		8/1/16	239

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Glencore PLC	20,000	BBA 1 Month LIBOR Minus 0.30%	GBP	72	8/1/16	$18,168
Glencore PLC	6,500	SONIA Overnight Deposit Rate Minus 0.30%		21	8/1/16	1,819
Greentown China Holdings Ltd.	34,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	296	8/1/16	8,077
Greentown China Holdings Ltd.	11,000	HK Overnight Index Swap Ref Rate Minus 0.40%		88	8/1/16	1,606
Greentown China Holdings Ltd.	49,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		474	8/1/16	17,201
Greentown China Holdings Ltd.	13,300	HK Overnight Index Swap Ref Rate Minus 1.04%		115	8/1/16	3,140
Greentown China Holdings Ltd.	22,000	HK Overnight Index Swap Ref Rate Minus 1.04%		173	8/1/16	2,924
Hang Lung Properties Ltd.	19,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		450	8/1/16	4,083
Hang Lung Properties Ltd.	4,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		110	8/1/16	825
Hang Lung Properties Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.40%		511	8/1/16	6,264
Hang Lung Properties Ltd.	8,000	HK Overnight Index Swap Ref Rate Minus 0.40%		208	8/1/16	4,070
Hang Lung Properties Ltd.	9,000	HK Overnight Index Swap Ref Rate Minus 0.40%		210	8/1/16	1,581
Hang Seng Bank Ltd.	6,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		786	8/1/16	(8,084)
Hang Seng Bank Ltd.	2,450	HKAB 1 Month HIBOR Fixing Minus 0.40%		317	8/1/16	(3,756)
Hang Seng Bank Ltd.	2,900	HK Overnight Index Swap Ref Rate Minus 0.40%		379	8/1/16	(3,966)
Henderson Land Development Co., Ltd.	18,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		883	8/1/16	(9,179)
Henderson Land Development Co., Ltd.	300	HKAB 1 Month HIBOR Fixing Minus 0.40%		15	8/1/16	(169)
Hong Kong Exchanges & Clearing Ltd.	3,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		575	8/1/16	(2,064)
Hong Kong Exchanges & Clearing Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.40%		843	8/1/16	2,502
Hong Kong Exchanges & Clearing Ltd.	600	HK Overnight Index Swap Ref Rate Minus 0.40%		106	8/1/16	(129)
HSBC Holdings PLC	5,119	BBA 1 Month LIBOR Minus 0.30%	GBP	33	8/1/16	4,932
HSBC Holdings PLC	7,000	BBA 1 Month LIBOR Minus 0.30%		45	8/1/16	6,969
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43	8/1/16	10,256

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43		8/1/16	$9,928
Hyundai Mobis Co., Ltd.	100	FedFundEffective Minus 0.40%		29		8/1/16	6,568
ICAP PLC	6,515	BBA 1 Month LIBOR Minus 0.30%	GBP	22		8/1/16	(19,538)
ICAP PLC	11,200	BBA 1 Month LIBOR Minus 0.30%		39		8/1/16	(32,812)
KOMATSU Ltd.	0	BBA 1 Month LIBOR Minus 0.40%	JPY	0	**	8/1/16	0
KOMATSU Ltd.	0	BBA 1 Month LIBOR Minus 0.40%		0	**	8/1/16	0
Kumba Iron Ore Ltd.	1,493	South Africa Johannesburg 1 Month Minus 1.875%	ZAR	551		8/1/16	17,905
Kumba Iron Ore Ltd.	1,030	South Africa Benchmark Overnight Rate Minus 1.75%		233		8/1/16	(267)
KYOCERA Corp.	1,100	BBA 1 Month LIBOR Minus 0.40%	JPY	5,373		8/1/16	(10,632)
KYOCERA Corp.	1,000	BBA 1 Month LIBOR Minus 0.40%		4,884		8/1/16	(9,671)
KYOCERA Corp.	900	BBA 1 Month LIBOR Minus 0.40%		4,447		8/1/16	(8,277)
Lenovo Group Ltd.	26,770	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	285		8/1/16	(4,517)
Lenovo Group Ltd.	8,100	HK Overnight Index Swap Ref Rate Minus 0.5%		97		8/1/16	34
Lenovo Group Ltd.	15,600	HK Overnight Index Swap Ref Rate Minus 0.40%		168		8/1/16	(2,391)
Lenovo Group Ltd.	2,000	HK Overnight Index Swap Ref Rate Minus 0.5%		22		8/1/16	(283)
Lenovo Group Ltd.	54,000	HK Overnight Index Swap Ref Rate Minus 0.40%		629		8/1/16	(2,144)
Lenovo Group Ltd.	8,300	HK Overnight Index Swap Ref Rate Minus 0.40%		100		8/1/16	89
Li & Fung Ltd.	19,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		195		8/1/16	3,825
Li & Fung Ltd.	52,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		544		8/1/16	17,023
MITSUI & Co., Ltd.	3,100	BBA 1 Month LIBOR Minus 0.40%	JPY	5,125		8/1/16	(244)
MITSUI & Co., Ltd.	3,200	BBA 1 Month LIBOR Minus 0.40%		5,283		8/1/16	(306)
MITSUI & Co., Ltd.	1,300	BBA 1 Month LIBOR Minus 0.40%		2,245		8/1/16	704

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
MTN Group Ltd.	2,422	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	535	8/1/16	$2,937
MTN Group Ltd.	4,300	South Africa Johannesburg 1 Month Minus 0.95%		955	8/1/16	5,694
MTN Group Ltd.	840	South Africa Benchmark Overnight Rate Minus 0.95%		169	8/1/16	(386)
MTN Group Ltd.	1,400	South Africa Benchmark Overnight Rate Minus 0.95%		307	8/1/16	1,513
MTN Group Ltd.	1,400	South Africa Benchmark Overnight Rate Minus 0.95%		298	8/1/16	717
MTN Group Ltd.	1,400	South Africa Johannesburg 1 Month Minus 0.95%		342	8/1/16	4,514
Naspers Ltd.	259	South Africa Johannesburg 1 Month Minus 0.95%		346	8/1/16	(8,371)
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		421	8/1/16	(7,903)
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		416	8/1/16	(8,357)
Ocado Group PLC	700	SONIA Overnight Deposit Rate Minus 0.625%	GBP	3	8/1/16	468
Ocado Group PLC	3,130	SONIA Overnight Deposit Rate Minus 0.75%		12	8/1/16	1,393
Ocado Group PLC	800	SONIA Overnight Deposit Rate Minus 0.30%		3	8/1/16	769
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1	8/1/16	140
Orica Ltd.	1,700	RBA Daily Cash Rate Target Minus 0.40%	AUD	35	8/1/16	1,304
Orica Ltd.	1,100	RBA Daily Cash Rate Target Minus 0.40%		23	8/1/16	699
Orica Ltd.	520	RBA Daily Cash Rate Target Minus 0.40%		11	8/1/16	308
Orica Ltd.	1,000	RBA Daily Cash Rate Target Minus 0.40%		20	8/1/16	22
Orica Ltd.	440	RBA Daily Cash Rate Target Minus 0.5%		9	8/1/16	(97)
Orica Ltd.	1,100	RBA Daily Cash Rate Target Minus 0.5%		22	8/1/16	451
PetroChina Co., Ltd.	37,900	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	384	8/1/16	5,565

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
PetroChina Co., Ltd.	28,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	285	8/1/16	$4,291
PetroChina Co., Ltd.	76,000	HK Overnight Index Swap Ref Rate Minus 0.40%		814	8/1/16	16,723
PetroChina Co., Ltd.	10,300	HK Overnight Index Swap Ref Rate Minus 0.40%		110	8/1/16	2,228
Ping An Insurance (Group) Co. of China Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		794	8/1/16	(31,042)
Ping An Insurance (Group) Co. of China Ltd.	3,600	HKAB 1 Month HIBOR Fixing Minus 0.40%		236	8/1/16	(10,878)
Poly Property Group Co.,Ltd.	113,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		425	8/1/16	(236)
Poly Property Group Co.,Ltd.	73,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		268	8/1/16	(1,074)
Reckitt Benckiser Group PLC	1,100	BBA 1 Month LIBOR Minus 0.30%	GBP	58	8/1/16	(10,618)
Reckitt Benckiser Group PLC	905	BBA 1 Month LIBOR Minus 0.30%		47	8/1/16	(9,728)
Reckitt Benckiser Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		10	8/1/16	(1,992)
Shimao Property Holdings Ltd.	33,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	578	8/1/16	4,494
Shimao Property Holdings Ltd.	9,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		156	8/1/16	1,058
Shimao Property Holdings Ltd.	5,500	HK Overnight Index Swap Ref Rate Minus 0.40%		93	8/1/16	261
Shimao Property Holdings Ltd.	6,200	HK Overnight Index Swap Ref Rate Minus 0.40%		101	8/1/16	(87)
Shimao Property Holdings Ltd.	16,500	HK Overnight Index Swap Ref Rate Minus 0.40%		278	8/1/16	874
Shimao Property Holdings Ltd.	12,200	HK Overnight Index Swap Ref Rate Minus 0.40%		208	8/1/16	954
Shimao Property Holdings Ltd.	4,800	HK Overnight Index Swap Ref Rate Minus 0.40%		84	8/1/16	691
Standard Bank Group Ltd.	4,400	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	635	8/1/16	(3,080)
Standard Bank Group Ltd.	4,900	South Africa Johannesburg 1 Month Minus 0.95%		723	8/1/16	(2,090)
Standard Bank Group Ltd.	3,216	South Africa Johannesburg 1 Month Minus 0.95%		446	8/1/16	(3,780)
Standard Bank Group Ltd.	2,200	South Africa Benchmark Overnight Rate Minus 0.95%		301	8/1/16	(2,995)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Woodside Petroleum Ltd.	2,500	BBA 1 Month LIBOR Minus 0.40%	AUD	104		8/1/16	$12,664
Woodside Petroleum Ltd.	2,800	BBA 1 Month LIBOR Minus 0.40%		118		8/1/16	15,107
Woodside Petroleum Ltd.	200	BBA 1 Month LIBOR Minus 0.40%		9		8/1/16	1,353
Woodside Petroleum Ltd.	425	RBA Daily Cash Rate Target Minus 0.40%		17		8/1/16	1,830
Woolworths Ltd.	500	RBA Daily Cash Rate Target Minus 0.40%		16		8/1/16	318
Woolworths Ltd.	1,450	RBA Daily Cash Rate Target Minus 0.40%		44		8/1/16	(534)
Woolworths Ltd.	2,560	RBA Daily Cash Rate Target Minus 0.40%		76		8/1/16	(1,890)
Yanzhou Coal Mining Co., Ltd.	86,000	HKAB 1 Month HIBOR Fixing Minus 2.25%	HKD	578		8/1/16	3,609
Yanzhou Coal Mining Co., Ltd.	37,000	HKAB 1 Month HIBOR Fixing Minus 2.25%		230		8/1/16	(848)
Zijin Mining Group Co., Ltd.	100,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		196		8/1/16	(4,324)
Zijin Mining Group Co., Ltd.	122,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		241		8/1/16	(5,045)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	75,000	HKAB 1 Month HIBOR Fixing Minus 1%		360		8/1/16	(1,782)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	79,000	HKAB 1 Month HIBOR Fixing Minus 1%		383		8/1/16	(1,301)
Williams Trading LLC International Consolidated Airlines Group SA	0	BBA 1 Month LIBOR Minus 0.50%	GBP	0	**	10/8/16	(298)

							$64,881

**	Notional amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	When-Issued or delayed delivery security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate market value of these securities amounted to $36,380,570 or 9.1% of net assets.
(f)	Security is in default and is non-income producing.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2015.
(i)	One contract relates to 100 shares.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,337,617 and gross unrealized depreciation of investments was $(12,524,368), resulting in net unrealized appreciation of $16,813,249.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBA – British Bankers Association

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

GDR – Global Depositary Receipt

HIBOR – Hong Kong Interbank Offer Rate

HK – Hong Kong

HKAB – Hong Kong Association of Banks

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OJSC – Open Joint Stock Company

RBA – Reserve Bank of Australia

REG – Registered Shares

SONIA – Sterling OverNight Index Average

SPDR – Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock:
Consumer Discretionary	$56,301,501	$2,976,691	$—	$59,278,192
Industrials	30,685,873	3,300,921	—	33,986,794

Information Technology	28,965,800	1,004,606	—	29,970,406
Health Care	28,548,573	—	—	28,548,573
Financials	23,145,763	428,134	—	23,573,897
Materials	15,693,804	1,163,852	—	16,857,656
Consumer Staples	12,997,522	2,530,210	—	15,527,732
Energy	9,573,234	—	—	9,573,234
Telecommunication Services	2,340,382	—	—	2,340,382
Utilities	453,823	—	—	453,823
Corporate Bonds	—	59,522,799	6,702,458	66,225,257
Government Issues	—	10,379,129	—	10,379,129
R.E. Investment Trust Units	9,357,742	—	—	9,357,742
Municipals	—	7,765,365	61,530	7,826,895
Depository Receipts	4,368,332	386,783	—	4,755,115
Preferred Stocks	2,273,785	871,004	—	3,144,789
Convertible Bonds	—	—	2,335,225	2,335,225
Warrants	385,644	1,459,758	—	1,845,402
Options Equity	—	1,167,137	—	1,167,137
Limited Partnership Units	822,464	—	—	822,464
Common Stock Units	696,758	—	—	696,758
Collateralized Mortgage Obligations	—	—	456,279	456,279
Mutual Funds	364,512	—	—	364,512
Options Index	—	152,225	—	152,225
Short-Term Investments:
Investment Companies	47,628,485	—	—	47,628,485
Government Issues	—	4,000,294	—	4,000,294
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,302,345	—	—	5,302,345
Liabilities:
Mutual Funds	(53,144,554)	—	—	(53,144,554)
Common Stock:
Consumer Discretionary	(7,620,411)	(349,219)	—	(7,969,630)
Industrials	(6,528,716)	(618,162)	—	(7,146,878)
Energy	(3,672,473)	(2,109,980)	—	(5,782,453)
Information Technology	(3,810,753)	(894,528)	—	(4,705,281)
Materials	(4,433,250)	(149,226)	—	(4,582,476)
Consumer Staples	(2,674,299)	(126,524)	—	(2,800,823)
Health Care	(1,270,523)	—	—	(1,270,523)
Telecommunication Services	(1,032,480)	—	—	(1,032,480)
Financials	(885,646)	(145,008)	—	(1,030,654)
Utilities	—	(91,426)	—	(91,426)
Corporate Bonds	—	(13,110,313)	—	(13,110,313)
Government Issues	—	(11,788,468)	—	(11,788,468)
Depository Receipts	(1,275,218)	—	—	(1,275,218)
R.E. Investment Trust Units	(343,464)	—	—	(343,464)

Total Investments in Securities	193,214,555	67,726,054	9,555,492	270,496,101
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	241,729	—	241,729
Credit Default Swaps	—	462,215	—	462,215
Total Return Swaps	—	586,027	—	586,027
Liabilities:
Forward Currency Exchange Contracts	—	(41,720)	—	(41,720)
Call Options Written	—	(2,355)	—	(2,355)
Put Options Written	—	(96,117)	—	(96,117)
Credit Default Swaps	—	(631,902)	—	(631,902)
Total Return Swaps	—	(521,146)	—	(521,146)

Total+	$193,214,555	$67,722,785	$9,555,492	$270,492,832

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds	Municipals	Convertible Bonds
Balance as of 7/31/14(a)	$—	$—	$—
Accrued discounts/(premiums)	(21,553)	4	5,850
Realized gain (loss)	(60,450)	—	(873)

Change in unrealized appreciation/depreciation	(212,936)	(1,068)	(165,828)
Purchases	9,740,057	62,594	2,659,933

Sales	(2,742,660)	—	(163,857)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 2/28/15	$6,702,458	$61,530	$2,335,225

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/15	$(212,936)	$(1,068)	$(165,828)

	Collateralized Mortgage Obligations	Total
Balance as of 7/31/14(a)	$—	$—
Accrued discounts/(premiums)	—	(15,699)
Realized gain (loss)	—	(61,323)
Change in unrealized appreciation/depreciation	804	(379,028)
Purchases/Payups	576,000	13,038,584
Sales/Paydowns	(120,525)	(3,027,042)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 2/28/15	$456,279	$9,555,492

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/15	$804	$(379,028)

(a)	Commencement of Operations.

As of February 28, 2015 all Level 3 securities were priced by third party vendors or using prior transaction, which approximates fair value.

The Adviser established the Committee (the Committee) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc.—Small Cap Value Portfolio

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.4%
Financials – 29.2%
Banks – 12.0%
1st Source Corp.	950	$29,327
Associated Banc-Corp	2,410	44,922
Customers Bancorp, Inc.(a)	2,410	53,357
First BanCorp(a)	6,030	39,738
First Commonwealth Financial Corp.	3,750	31,800
FirstMerit Corp.	3,250	58,988
First Niagara Financial Group, Inc.	5,310	47,047
Popular, Inc.(a)	1,810	62,463
Susquehanna Bancshares, Inc.	4,670	62,625
Synovus Financial Corp.	1,460	40,865
Webster Financial Corp.	1,970	68,024
Wilshire Bancorp, Inc.	4,640	44,126
Zions Bancorporation	1,820	48,658

		631,940

Capital Markets – 0.1%
Ashford, Inc.(a)	30	4,140

Insurance – 6.0%
Aspen Insurance Holdings Ltd.	1,500	68,775
CNO Financial Group, Inc.	3,920	63,739
Hanover Insurance Group, Inc. (The)	960	67,431
StanCorp Financial Group, Inc.	930	61,529
Validus Holdings Ltd.	1,360	56,630

		318,104

Real Estate Investment Trusts (REITs) – 9.6%
Ashford Hospitality Prime, Inc.	2,210	35,957
Ashford Hospitality Trust, Inc.	3,170	33,761
Associated Estates Realty Corp.	2,250	53,887
DiamondRock Hospitality Co.	3,710	53,721
Gramercy Property Trust, Inc.	7,980	56,259
Hersha Hospitality Trust	7,260	48,715
LTC Properties, Inc.	1,300	58,019
Medical Properties Trust, Inc.	4,350	65,859
Ramco-Gershenson Properties Trust	2,820	52,790
STAG Industrial, Inc.	1,810	45,159

		504,127

Thrifts & Mortgage Finance – 1.5%
Essent Group Ltd.(a)	1,840	42,725
HomeStreet, Inc.	2,210	38,233

		80,958

		1,539,269

Consumer Discretionary – 18.9%
Auto Components – 2.1%
Dana Holding Corp.	2,130	46,541
Tenneco, Inc.(a)	1,100	64,064

		110,605

Company	Shares	U.S. $ Value
Automobiles – 1.0%
Thor Industries, Inc.	900	$55,494

Hotels, Restaurants & Leisure – 1.4%
Bloomin’ Brands, Inc.(a)	2,790	71,870

Household Durables – 3.0%
Ethan Allen Interiors, Inc.	1,400	37,562
Helen of Troy Ltd.(a)	680	52,101
Meritage Homes Corp.(a)	1,590	70,771

		160,434

Media – 0.9%
Scholastic Corp.	1,270	47,003

Multiline Retail – 1.4%
Big Lots, Inc.	1,510	72,042

Specialty Retail – 8.4%
Brown Shoe Co., Inc.	1,550	46,500
Children’s Place, Inc. (The)	1,140	64,969
Citi Trends, Inc.(a)	2,150	57,297
GameStop Corp.—Class A(b)	1,450	53,607
MarineMax, Inc.(a)	2,790	70,726
Office Depot, Inc.(a)	11,760	110,191
Pier 1 Imports, Inc.	3,230	38,954

		442,244

Textiles, Apparel & Luxury Goods – 0.7%
Crocs, Inc.(a)	3,440	38,356

		998,048

Information Technology – 17.9%
Communications Equipment – 1.9%
Finisar Corp.(a)	2,410	50,634
Mitel Networks Corp.(a)	4,900	49,784

		100,418

Electronic Equipment, Instruments & Components – 5.3%
Arrow Electronics, Inc.(a)	970	60,101
Avnet, Inc.	1,130	51,765
Insight Enterprises, Inc.(a)	2,660	69,958
TTM Technologies, Inc.(a)	4,100	36,121
Vishay Intertechnology, Inc.	4,440	63,226

		281,171

IT Services – 4.1%
Booz Allen Hamilton Holding Corp.	2,030	60,413
CSG Systems International, Inc.	2,210	66,101
ExlService Holdings, Inc.(a)	1,190	41,531
Sykes Enterprises, Inc.(a)	2,160	50,220

		218,265

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment – 6.6%
Advanced Micro Devices, Inc.(a)	6,900	21,459
Fairchild Semiconductor International, Inc.(a)	4,300	$74,992
Integrated Silicon Solution, Inc.	3,020	49,649
MKS Instruments, Inc.	1,510	53,393
Photronics, Inc.(a)	5,320	44,209
Spansion, Inc.—Class A(a)	1,370	49,430
SunEdison Semiconductor Ltd.(a)	2,218	53,365

		346,497

		946,351

Industrials – 16.3%
Air Freight & Logistics – 0.9%
Air Transport Services Group, Inc.(a)	5,300	47,647

Airlines – 2.5%
Hawaiian Holdings, Inc.(a)	2,710	50,162
Skywest, Inc.	5,470	79,971

		130,133

Commercial Services & Supplies – 2.0%
United Stationers, Inc.	1,080	43,621
Viad Corp.	2,310	61,354

		104,975

Construction & Engineering – 2.7%
AECOM(a)	1,170	35,170
Granite Construction, Inc.	1,440	47,693
Tutor Perini Corp.(a)	2,570	59,804

		142,667

Electrical Equipment – 1.7%
General Cable Corp.	2,150	32,336
Regal-Beloit Corp.	780	60,793

		93,129

Machinery – 4.0%
Columbus McKinnon Corp.	2,120	56,307
Oshkosh Corp.	1,100	53,669
Terex Corp.	1,250	34,263
Wabash National Corp.(a)	4,650	68,122

		212,361

Professional Services – 1.0%
Kelly Services, Inc.—Class A	1,170	20,253
Mistras Group, Inc.(a)	1,660	31,291

		51,544

Road & Rail – 0.6%
Con-way, Inc.	680	30,036

Trading Companies & Distributors – 0.9%
WESCO International, Inc.(a)	680	47,212

		859,704

Company	Shares	U.S. $ Value
Utilities – 3.7%
Electric Utilities – 1.4%
PNM Resources, Inc.	2,670	$76,229

Gas Utilities – 2.3%
Southwest Gas Corp.	1,310	75,010
UGI Corp.	1,340	45,547

		120,557

		196,786

Consumer Staples – 3.6%
Beverages – 1.3%
Cott Corp.	6,910	66,889

Food & Staples Retailing – 1.0%
SpartanNash Co.	1,890	50,180

Food Products – 1.3%
Dean Foods Co.	4,360	70,283

		187,352

Health Care – 3.3%
Health Care Providers & Services – 3.3%
LifePoint Hospitals, Inc.(a)	790	56,848
Molina Healthcare, Inc.(a)	710	45,220
WellCare Health Plans, Inc.(a)	810	73,556

		175,624

Materials – 3.2%
Chemicals – 1.1%
A Schulman, Inc.	1,380	58,760

Containers & Packaging – 0.8%
Graphic Packaging Holding Co.(a)	2,950	44,516

Metals & Mining – 1.3%
RTI International Metals, Inc.(a)	2,410	67,167

		170,443

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Bill Barrett Corp.(a)	3,000	30,120
Rosetta Resources, Inc.(a)	2,290	40,602
SM Energy Co.	1,020	49,490

		120,212

Total Common Stocks (cost $4,935,672)		5,193,789

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc.—Government STIF Portfolio, 0.09%(c) (d) (cost $134,087)	134,087	134,087

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 101.0% (cost $5,069,759)		$5,327,876

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Exchange Reserves—Class I, 0.10%(c) (d) (cost $55,100)	55,100	55,100

Total Investments – 102.0% (cost $5,124,859)(e)		5,382,976
Other assets less liabilities – (2.0)%		(106,583)

Net Assets – 100.0%		$5,276,393

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $366,776 and gross unrealized depreciation of investments was $(108,659), resulting in net unrealized appreciation of $258,117.

AB Cap Fund, Inc.—Small Cap Value Portfolio

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$5,193,789	$—	$—	$5,193,789
Short-Term Investments	134,087	—	—	134,087
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	55,100	—	—	55,100

Total Investments in Securities	5,382,976	—	—	5,382,976
Other Financial Instruments**	—	—	—	—

Total+	$5,382,976	$—	$—	$5,382,976

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 20, 2015